o BT INSURANCE FUNDS TRUST o





                              SMALL CAP INDEX FUND




                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                   JUNE 1999

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND



TABLE OF CONTENTS
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................    3
      SMALL CAP INDEX FUND
        Schedule of Investments .....................    5
        Statement of Assets and Liabilities .........   22
        Statement of Operations .....................   23
        Statements of Changes in Net Assets .........   24
        Financial Highlights ........................   25
        Notes to Financial Statements ...............   26

                               ----------------

           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                               ----------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


MARKET ACTIVITY
AS THE GLOBAL ECONOMY STARTED TO IMPROVE, THE DOMESTIC STOCK MARKET, INCLUDING SMALL CAPS, CONTINUED A VOLATILE, BUT RECORD-BREAKING RUN. The S&P 500 Index* advanced during the first six months of 1999, closing above the 1,300 mark late in the first quarter. The Dow Jones Industrial Average rose to new highs, passing the 10,000 milestone and then the 11,000 level within the first half of the year. And, for the first time in seven quarters, the Russell 2000 Index, representing small cap stocks, dramatically outperformed the S&P 500 Index in the second quarter of 1999.


SMALL CAP STOCKS STARTED 1999 UNDERPERFORMING LARGE CAPS, AS SMALL CAP TECHNOLOGY STOCKS LAGGED THEIR LATE 1998 PERFORMANCE. Investors took this opportunity to find value in value stocks. This shift in sentiment, along with higher oil prices, led particularly to stronger performance in energy related stocks. Small cap valuations relative to large cap stocks continued to be lower and thus more attractive.


AS THE SECOND QUARTER BEGAN, THERE WAS SHARPLY RENEWED STRENGTH IN FORMERLY OUT-OF-FAVOR SMALL CAP SECTORS, INCLUDING CYCLICALS AND VALUE-ORIENTED STOCKS. In fact, the Russell 2000 Index outperformed the S&P 500 Index by more than 2 to 1 for the second quarter, with a return of 15.55% versus 7.06%. Spurred on by positive corporate earnings surprises and a similar rotation into cyclicals amongst their larger cap brethren, small cap value stocks outperformed small cap growth stocks for the quarter.


STILL, FOR THE SIX MONTHS, GROWTH STOCKS OUTPERFORMED VALUE STOCKS WITHIN THE SMALL CAPITALIZATION SECTOR. Top performing sectors for the semi-annual period included integrated oils, utilities, and technology. The weakest performing sectors included financial services, health care, and consumer staples. The annual Frank Russell Company rebalancing of the Russell 2000 Index contributed to a 60.60% turnover rate for the twelve months ended June 30, 1999. This turnover was slightly higher compared to the previous year.


INVESTMENT REVIEW


                                                                          AVERAGE
                                                                           ANNUAL
                                                                           TOTAL
PERIODS ENDED JUNE 30, 1999        CUMULATIVE TOTAL RETURNS               RETURNS
------------------------------------------------------------------------------------------
                              Past 6      Past        Since        Past        Since
                              months     1 year     inception     1 year     inception
------------------------------------------------------------------------------------------
  BT Small Cap Index
    Fund*
    (inception 8/25/97)       7.85%      1.17%       10.88%       1.17%         5.73%
------------------------------------------------------------------------------------------
  Russell 2000 Index**        9.28%      1.50%       11.87%       1.50%         6.31%
------------------------------------------------------------------------------------------

MANAGER OUTLOOK
A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth -- particularly in Asia.


Within the U.S., the improvement globally has not been uniformly good news for financial markets. Indeed, with U.S. growth showing no signs of slowing and labor markets still extremely tight, the pick-up in the rest of the world raises the risks of inflation pressures here at home. To guard against those risks, the Federal Reserve Board raised the targeted fed funds rate by 0.25% to 5% at their meeting on June 30th. Although the Fed declared a bias toward a neutral stance, we expect continued strong growth and some pick-up in inflation to prompt a modest degree of additional Fed tightening and some further backup in Treasury yields going forward.


This backdrop might temper the equity markets' enthusiasm a bit, but a serious correction is, in our opinion, unlikely unless the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for more than eight years. It is likely we will continue to see high volatility within the small cap equity sector, but small cap fundamentals and earnings growth remain strong and relative valuations attractive.


Of course, it is important to note that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.


BANKERS TRUST COMPANY
June 30, 1999

----------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Russell 2000 Index is an unmanaged index that measures small capitalization equity securities ("small cap stocks"). This index is unmanaged, and investments cannot be made in an index. Small cap stocks have historically experienced greater volatility than average.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND



LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
     Diversification of Portfolio Investments
    By Sector as of June 30, 1999 (Unaudited)

[PIE CHART APPEARS HERE WITH THE FOLLOWING VALUES]

Business Equip & Services                         2.36%
Metals                                            2.44%
Chemicals                                         2.59%
Energy                                            2.96%
Transportation                                    3.01%
Retail Trade                                      4.69%
Utilities                                         5.79%
Health Care                                       7.68%
Capital Goods                                     8.21%
Consumer Durable                                  8.65%
Forest Products                                   1.21%
Consumer Non-durables                            26.67%
Finance & Building                               23.74%


--------------------------------------------------------------------------------


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund, and the Russell 2000 Index from August 25, 1997, through June 30, 1999.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 1999

SIX MONTHS                           SINCE 8/25/97*
   7.65%                                  5.73%

*THE FUNDS INCEPTION DATE.
INVESTMENT RETURN AND PRINCIPAL
VALUE MAY FLUCTUATE SO THAT SHARES,
WHEN REDEEMED, MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST.

[GRAPH APPEARS HERE]



                       PLEASE INSERT PLOT POINTS






       -------------------------------------------------------
        8/97        12/97          6/98      12/98          6/99

                          Small Cap Index Fund - $11,088

                           Russell 2000 Index - $11,187

Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND


SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                                                            Value
-------------                                                     --------------
                COMMON STOCKS -- 95.23%
      700       3DFX Interactive, Inc. (a) .........................   $10,937
    7,300       7 -Eleven, Inc. (a) ................................    16,197
      200       800-JR Cigar, Inc. (a) .............................     2,475
      275       99 Cents Only Stores (a)............................    13,733
      500       A.O. Smith Corp. ...................................    14,000
      400       Aames Financial Corp. ..............................       525
    1,250       AAR Corp. ..........................................    28,359
    1,000       Aaron Rents, Inc. ..................................    22,250
      300       Abacus Direct Corp. (a) ............................    27,450
      500       ABM Industries, Inc. ...............................    15,344
      400       Acceptance Insurance Cos., Inc. (a) ................     6,025
    1,400       Acclaim Entertainment, Inc. (a) ....................     8,925
      900       Ackerley Group, Inc. ...............................    16,369
      500       Actel Corp. (a) ....................................     7,375
      700       Action Performance Cos., Inc. (a) ..................    23,100
      500       Acuson Corp. (a) ...................................     8,594
    1,000       ACX Technologies, Inc. (a) .........................    16,250
    1,640       Acxiom Corp. (a) ...................................    40,898
      100       ADAC Laboratories (a) ..............................       725
      400       Adaptive Broadband Corp. (a) .......................     8,750
    1,200       Adelphia Communications Corp. (a) ..................    76,350
      200       Administaff, Inc. (a) ..............................     3,200
      600       ADTRAN, Inc. (a) ...................................    21,825
      200       Advance Paradigm, Inc.(a) ..........................    12,200
      200       Advanced Energy Industries (a) .....................     8,113
      300       Advanced Lighting Technologies, Inc. (a) ...........     2,700
    2,600       Advanced Tissue Sciences, Inc. (a) .................     8,450
      800       ADVANTA Corp. - Class A ............................    14,450
      500       Advantage Learning Systems, Inc.(a) ................    11,063
    1,500       Advantica Restaurant Group (a) .....................     5,156
      200       Advent Software, Inc. (a) ..........................    13,400
      600       Advest Group, Inc. .................................    11,963
      700       ADVO, Inc. (a) .....................................    14,525
      400       Aerial Communications (a) ..........................     5,400
      125       AFC Cable Systems, Inc. (a) ........................     4,414
      700       Affiliated Managers Group (a) ......................    21,131
      500       Affymetrix, Inc. (a) ...............................    24,688
      400       Aftermarket Technology Corp. (a) ...................     4,550
    2,500       AGL Resources, Inc. ................................    46,094
    1,800       AgriBioTech, Inc. (a) ..............................    10,913
      400       Agribrands International (a) .......................    15,825
      200       AHL Services, Inc. (a) .............................     4,988
    1,400       Air Express International Corp. ....................    35,525
    2,000       Airgas, Inc. (a) ...................................    24,500
      400       AirNet Systems, Inc. (a) ...........................     5,400
    1,300       AirTran Holdings, Inc. (a) .........................     7,475
    1,900       AK Steel Holding Corp. .............................    42,750
    2,500       Alaris Medical, Inc. (a) ...........................     8,438
    1,000       Alaska Air Group, Inc. (a) .........................    41,750
      522       Albany International Corp. - Class A ...............    10,832
      620       Albemarle Corp. ....................................    14,338
    1,200       Alexander & Baldwin ................................    26,700
      100       Alexandria Real Estate Equities, REIT ..............     3,125


    Shares                                                               Value
-------------                                                   ----------------
      800       ALFA Corp. .........................................   $16,000
      400       Algos Pharmaceuticals Corp. (a) ....................     8,825
    1,300       Aliant Communications, Inc. ........................    60,044
    1,000       Alkermes, Inc. (a) .................................    23,125
    1,500       Allen Telecommunications, Inc. (a) .................    16,125
      308       Alliant Techsystems, Inc. (a) ......................    26,642
    1,600       Allied Products ....................................     4,025
      500       ALPHARMA, Inc. - Class A ...........................    17,781
      500       Alpine Group, Inc. (a) .............................     8,031
    1,000       Alterra Healthcare Corp. (a) .......................    13,750
      500       Alternative Resources Corp. (a) ....................     3,500
      100       Ambassadors International, Inc. (a) ................     1,488
      200       AMC Entertainment, Inc. (a) ........................     3,825
    1,450       AMCOL International Corp. ..........................    20,844
      950       AMCORE Financial, Inc. .............................    21,909
      200       AMER Co. (a) .......................................     4,500
    1,800       America West Holdings Corp. -
                Class B (a) ........................................    33,975
      400       American Annuity Group, Inc. .......................     9,700
      700       American Business Products, Inc. ...................    10,675
      400       American Classic Voyages Co. (a) ...................     9,600
    1,500       American Eagle Outfitters (a) ......................    68,250
      700       American Freightways Corp. (a) .....................    13,694
      800       American Health Properties, Inc. ...................    16,100
      500       American Heritage Life .............................    12,250
      400       American Homepatient, Inc. (a) .....................       625
      400       American Homestar Corp. (a) ........................     2,750
      600       American Italian Pasta Co. (a) .....................    18,225
    1,600       American Management Systems, Inc. (a) ..............    51,300
      200       American Med Security Group, Inc. (a) ..............     1,725
      600       American Mobile Satellite Corp., Inc. (a) ..........     9,825
    4,000       American Tower Systems - Class A (a) ...............    96,000
    2,000       AmeriCredit Corp. (a) ..............................    32,000
    1,400       AmeriSource Health Corp. - Class A (a) .............    35,700
      700       Ameritrade Holding Corp. (a) .......................    74,200
      100       Ameron, Inc. .......................................     4,413
      467       AmerUs Life Holdings, Inc. - Class A ...............    12,609
      900       Ames Department Stores, Inc. (a) ...................    41,063
    1,000       AMETEK, Inc. .......................................    23,000
    1,200       Amkor Technology, Inc. (a) .........................    12,300
      400       Amli Residential Properties Trust ..................     8,950
      800       Amphenol Corp. - Class A (a) .......................    31,800
      400       Amplicon, Inc. .....................................     5,600
      300       Amtran, Inc. (a) ...................................     7,388
      700       Anacomp, Inc. (a) ..................................    11,900
      700       Analysts International Corp. .......................    10,063
    1,000       Anchor Bancorp Wisconsin, Inc. .....................    17,813
      200       Anchor Gaming (a) ..................................     9,613
      600       Andrx Corp. (a) ....................................    46,275
    1,300       Anicom, Inc. (a) ...................................    13,650
      800       Anixter International, Inc. (a) ....................    14,600
      800       AnnTaylor Store Corp. (a) ..........................    36,000
      300       AnswerThink Consulting Group, Inc. (a) .............     7,575
      700       ANTEC Corp. (a) ....................................    22,444
    1,100       Anthracite Capital, Inc. ...........................     7,219

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                  Value
-------------                                                         ----------------
      700       APAC Teleservices, Inc. (a) .......................   $2,275
      300       Apex PC Solutions, Inc. (a) .......................    6,150
      900       Apogee Enterprises, Inc. ..........................   12,094
      800       Applebee's International, Inc. ....................   24,100
      360       Applied Graphics Technologies, Inc. (a) ...........    4,545
      700       Applied Industrial Technology, Inc. ...............   13,300
      900       Applied Micro Circuits Corp. (a) ..................   74,025
    1,555       Applied Power, Inc. - Class A .....................   42,471
    1,300       Apria Healthcare Group, Inc. (a) ..................   22,100
    1,000       Aptargroup, Inc. ..................................   30,000
    8,000       Aqua Alliance, Inc. (a) ...........................    8,000
      350       Aquarion Co. ......................................   12,163
    1,200       Arcadia Financial Ltd. (a) ........................    9,300
      400       Arch Coal, Inc. ...................................    5,550
      600       Arctic Cat, Inc. ..................................    5,363
      600       Area Bancshares Corp. .............................   16,275
      500       Argonaut Group, Inc. ..............................   12,000
      600       ARIS Corp. (a) ....................................    4,156
      800       ARM Financial Group, Inc. - Class A ...............    6,800
    4,200       Armco, Inc. (a) ...................................   27,825
      600       Arnold Industries, Inc. ...........................    9,263
      400       Arrow International, Inc. .........................   10,350
    1,033       Artesyn Technologies, Inc. (a) ....................   22,920
    1,100       Arvin Industries, Inc. ............................   41,663
    1,600       ASARCO Inc. .......................................   30,100
    1,000       Ascent Entertainment Group, Inc. (a) ..............   14,125
    2,600       Aspec Technology, Inc. (a) ........................    2,275
    1,000       Aspect Development, Inc. (a) ......................   18,500
    1,600       Aspect Telecommunications (a) .....................   15,600
      800       Aspen Technologies, Inc. (a) ......................    9,400
      100       Associated Estates Realty Corp. ...................    1,181
    1,100       Associated Group, Inc. - Class A (a) ..............   71,638
      600       Astec Industries, Inc. (a) ........................   24,450
      500       Atlantic Coast Airlines Holding (a) ...............    9,500
      450       Atlas Air, Inc. (a) ...............................   14,513
      500       ATMI, Inc. (a) ....................................   14,875
    1,000       Atmos Energy Corp. ................................   25,000
      300       Atwood Oceanics, Inc.. (a) ........................    9,375
      400       Authentic Fitness Corp. ...........................    7,000
      900       Avado Brands, Inc. ................................    7,538
      900       Avant! Corp. (a) ..................................   11,363
      600       Avatar Holdings, Inc. (a) .........................   11,363
      400       Aviall, Inc. (a) ..................................    7,525
      300       Aviation Sales Co. (a) ............................   11,850
      700       Avid Technology, Inc.. (a) ........................   11,288
      400       Aviron (a) ........................................   11,500
      800       Avis Rent A Car (a) ...............................   23,300
    1,300       Avista Corp. ......................................   21,125
      200       Avondale Industries, Inc. (a) .....................    7,800
      800       AXENT Technologies (a) ............................    8,900
    1,700       Axys Pharmaceuticals, Inc. (a) ....................    5,738
      800       Aztar Corp. (a) ...................................    7,350
      142       Baan Co. NV (a) ...................................    2,254
      600       Bacou USA (a) .....................................   10,238
    1,033       Baldor Electric Co. ...............................   20,531


    Shares                                                                  Value
-------------                                                         ----------------
      400       Baldwin & Lyons, Inc. - Class B ...................   $9,475
    1,200       Ball Corp. ........................................   50,700
    1,000       Ballard Medical Products ..........................   23,313
    1,100       Bally Total Fitness Holding Corp. (a) .............   31,213
    1,900       BancorpSouth, Inc. ................................   34,438
      600       BankFirst Ohio Corp. ..............................   14,775
      600       BancTec, Inc. (a) .................................   10,763
      700       BancWest Corp. ....................................   25,988
      400       Bandag, Inc. ......................................   13,875
      250       Bank of Granite Corp. .............................    6,156
      500       Bank Plus Corp. (a) ...............................    2,688
    2,200       BankAtlantic Bancorp, Inc. - Class B ..............   17,875
      700       Banknorth Group, Inc. .............................   23,100
    1,400       Banta Corp. .......................................   29,400
      300       Barnes Group, Inc. ................................    6,525
      300       Barr Laboratories, Inc. (a) .......................   11,963
      650       Barra, Inc. (a) ...................................   16,413
    1,300       Barrett Resources Corp. (a) .......................   49,888
      400       Bassett Furniture Industries, Inc. ................    9,150
    4,100       Battle Mountain Gold Co. ..........................    9,994
      600       Bay View Capital Corp. ............................   12,300
      800       BE Aerospace, Inc. (a) ............................   14,950
    1,400       BEA Systems, Inc. (a) .............................   39,988
      700       Bedford Property Investors ........................   12,512
      900       Belco Oil & Gas (a) ...............................    6,244
      800       Belden, Inc. ......................................   19,150
      500       Bell & Howell Co. (a) .............................   18,906
      400       Benchmark Stock Electroncs, Inc. (a) ..............   14,375
      600       Benton Oil & Gas Co. (a) ..........................    1,200
      600       Beringer Wine Estates Holdings (a) ................   25,069
      700       Berkley (W.R.) Corp. ..............................   17,500
    1,200       Berkshire Realty Co., Inc. ........................   13,875
      400       Berlitz International, Inc. (a) ...................    7,350
      500       Berry Petroleum Co. - Class A .....................    6,969
    5,314       Bethlehem Steel Corp. (a) .........................   40,851
      600       Big Flower Press Holdings, Inc. (a) ...............   19,125
    1,200       Billing Concepts Corp. (a) ........................   13,425
      711       Bindley Western Industries, Inc. ..................   16,390
      600       Biomatrix, Inc. (a) ...............................   12,975
      700       Bio-Rad Laboratories, Inc. - Class A (a) ..........   18,288
    1,600       Bio-Technology General Corp. (a) ..................   10,400
      900       Birmingham Steel Corp. ............................    3,712
    1,000       BISYS Group, Inc. (a) .............................   58,500
      500       Black Box Corp. (a) ...............................   25,063
      700       Black Hills Corp. .................................   16,187
      424       Block Drug Co., Inc. - Class A ....................   17,676
      800       Blount International, Inc. - Class A ..............   21,750
      600       BMC Industries, Inc. ..............................    6,188
    1,300       Bob Evans Farms, Inc. .............................   25,837
    1,000       Boise Cascade Office Products Corp. (a) ...........   11,750
      212       BOK Financial Corp. (a) ...........................    5,353
    1,000       Borg Warner Automotive, Inc. ......................   55,000
      400       Borg-Warner Security Corp. (a) ....................    8,125
      500       Boron LePore & Associates, Inc. (a) ...............    4,188
    1,200       Bowne & Co., Inc. .................................   15,600

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                 Value
-------------                                                        ----------------
    2,100       Boyd Gaming Corp. (a) ............................   $14,700
      400       Boykin Lodging Co. ...............................     6,150
      700       Bradley Real Estate, Inc. ........................    14,525
      700       Brady (W.H.) Co. .................................    22,750
    1,500       Brandywine Realty Trust ..........................    29,719
    1,900       BRE Properties, Inc. - Class A ...................    49,281
      100       BREED Technologies, Inc. (a) .....................       225
      330       Brenton Banks, Inc. ..............................     5,115
      900       Briggs & Stratton Corp. ..........................    51,975
    1,700       Brightpoint, Inc. (a) ............................    10,306
      600       BroadVision, Inc. (a) ............................    44,250
      300       Brookdale Living Communities, Inc. (a) ...........     4,444
      700       Brookline Bancorp, Inc. ..........................     8,094
      550       Brown & Brown, Inc. ..............................    20,900
      600       Brown Shoe Co., Inc. .............................    13,050
      900       Brown (Tom), Inc. (a) ............................    14,006
      500       Brush Wellman, Inc. ..............................     9,062
      150       BSB Bancorp. Inc. ................................     4,050
      420       BT Financial Corp. ...............................    10,303
      900       Buckeye Technologies, Inc. (a) ...................    13,669
      300       Buckle, Inc. (a) .................................     8,625
      800       Budget Group, Inc. - Class A (a) .................     9,850
    1,400       Buffets, Inc. (a) ................................    16,100
      487       Building One Services Corp. (a) ..................     6,757
    1,000       Burham Pacific Properties, Inc. ..................    12,313
      600       Burlington Coat Factory Warehouse ................    11,588
    1,800       Burlington Industries, Inc. (a) ..................    16,312
      800       Burr-Brown Corp. (a) .............................    29,300
      200       Bush Boake Allen, Inc. (a) .......................     5,850
      200       Bush Industries, Inc. - Class A ..................     3,325
      300       Butler Manufacturing Co. .........................     8,381
      400       C & D Technologies, Inc. .........................    12,250
    1,700       C.H. Robinson Worldwide, Inc. ....................    62,475
    1,200       C/NET, Inc. (a) ..................................    69,150
      850       Cable Design Technologies (a) ....................    13,122
      900       Cabot Industrial Trust ...........................    19,125
      600       Cabot Oil & Gas Corp. - Class A ..................    11,175
    1,200       Cadiz Land Co., Inc. (a) .........................    11,325
      200       Cal Dive International, Inc. (a) .................     5,975
    1,100       Calgon Carbon Corp. ..............................     6,531
      300       California Water Services Co. ....................     7,838
    1,000       Calpine Corp. (a) ................................    54,000
      800       Cambrex Corp. ....................................    21,000
    1,427       Camdem Property Trust ............................    39,599
      500       Canandaigua Brands, Inc. - Class A (a) ...........    26,219
      600       Capital Automotive, REIT .........................     7,950
      500       Capital City Bank Group, Inc. ....................    12,500
      700       Capital Re Corp. .................................    11,244
      900       Capitol Transamerica Corp. .......................    11,925
    2,000       Capstead Mortgage Corp. ..........................    10,875
      800       Caraustar Industries, Inc. .......................    19,750
      300       Carbide Graphite Group (a) .......................     4,294
      300       Carbo Ceramics, Inc. .............................     9,131
      300       CareMatrix Corp. (a) .............................     3,731
      400       Caribiner International, Inc. (a) ................     2,475


    Shares                                                                 Value
-------------                                                        ----------------
      600       Carmike Cinemas, Inc. - Class A (a) ..............   $ 9,562
      700       Carolina First Corp. .............................    17,063
      600       Carpenter Technology Corp. .......................    17,137
      700       Carter-Wallace, Inc. .............................    12,731
    1,700       Casey's General Stores, Inc. .....................    25,500
      800       Cash America International Inc. ..................    10,300
      910       Castle & Cooke, Inc. (a) .........................    16,039
      300       Castle (A.M.) & Co. ..............................     5,100
      600       Catalina Marketing Corp. (a) .....................    55,200
    1,500       Catalytica, Inc. (a) .............................    21,000
      300       Cathay Bancorp, Inc. .............................    12,750
      500       CB Richard Ellis Services, Inc. (a) ..............    12,438
      700       CBL & Associates Properties, Inc. ................    18,462
      800       CCC Information Services Group (a) ...............    10,300
    1,400       C-Cube Microsytems, Inc. (a) .....................    44,363
      500       CD Radio, Inc. (a) ...............................    15,234
      400       CDI Corp. (a) ....................................    13,625
      630       CDnow, Inc. (a) ..................................    11,104
      400       CDW Computer Centers, Inc. (a) ...................    17,600
      600       CEC Entertainment, Inc. (a) ......................    25,350
    1,200       CellNet Data Systems, Inc. (a) ...................    10,800
    1,100       CellStar Corp. (a) ...............................     8,663
      500       Cellular Communications of Puerto
                Rico (a) .........................................    14,250
      800       Centennial Cellular Corp. - Class A (a) ..........    28,500
      800       Centennial HealthCare Corp. (a) ..................     4,225
      700       CenterPoint Properties Corp. .....................    25,637
      300       Centex Construction Products, Inc. ...............    10,238
      900       Central Garden & Pet Co. (a) .....................     9,225
      600       Central Hudson Gas & Electric Corp. ..............    25,200
      350       Central Parking Corp. ............................    11,988
      400       Century Aluminum Co. .............................     2,475
    2,200       Century Business Services, Inc. (a) ..............    31,900
    1,200       Century Communication Corp. -
                Class A (a) ......................................    55,200
      400       Century South Banks, Inc. ........................     9,000
    1,200       Cephalon, Inc. (a) ...............................    20,850
      800       Cerner Corp. (a) .................................    16,775
      220       CFSB Bancorp, Inc. ...............................     5,417
      500       CFW Communications Co. ...........................    12,125
      200       Championship Auto Racing Teams,
                Inc. (a) .........................................       174
    1,300       Champion Enterprises, Inc. (a) ...................    24,212
    3,100       Charming Shoppes, Inc. (a) .......................    18,891
      450       Chart Industries, Inc. ...........................     3,544
      900       Chase Industries, Inc. (a) .......................     7,594
      700       Chateau Communities, Inc. ........................    20,956
      300       Chattem, Inc. (a) ................................     9,544
    1,300       Checkfree Corp. (a) ..............................    35,831
    1,000       Checkpoint Systems, Inc. (a) .....................     8,938
      800       Chelsea GCA Realty, Inc. .........................    29,700
      200       Chemed Corp. .....................................     6,650
      600       ChemFirst, Inc. ..................................    14,587
      631       Chemical Financial Corp. .........................    21,967
      600       Chesapeake Corp. .................................    22,463

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                               Value
-------------                                                      ----------------
    2,420       Chesapeake Energy Corp. ........................   $ 7,109
      400       Chicago Title Corp. ............................    14,275
    1,000       Chiquita Brands International, Inc. ............     9,000
      400       ChiRex, Inc. (a) ...............................    12,850
      903       Chittenden Corp. ...............................    28,219
    1,700       Choice Hotels Corp., Inc. (a) ..................    33,575
      500       ChoicePoint, Inc. (a) ..........................    33,562
    1,800       CHS Electronics, Inc. (a) ......................     7,875
      600       Church & Dwight Co., Inc. ......................    26,100
      200       Churchill Downs, Inc. ..........................     6,900
      400       CILCORP, Inc. ..................................    25,000
      800       Circle International Group, Inc. ...............    17,500
    2,100       Cirrus Logic, Inc. (a) .........................    18,638
      719       Cisco Systems, Inc. (a) ........................    46,396
      800       Citation Corp. (a) .............................    12,850
      750       Citizens Banking Corp. .........................    22,547
      411       City Holding Co. ...............................    11,919
    1,300       Claire's Stores, Inc. ..........................    33,312
      750       Clarcor, Inc. ..................................    14,391
      700       Clarify, Inc. (a) ..............................    28,875
      700       Cleco Corp. ....................................    21,262
      400       Cleveland-Cliffs, Inc. .........................    12,950
      400       Closure Medical Corp. (a) ......................    12,000
    2,600       CMG Information Services, Inc. (a) .............   296,563
    1,000       CMP Group, Inc. ................................    26,187
      500       CNA Surety Corp. ...............................     7,656
    1,040       CNB Bancshares, Inc. ...........................    59,280
    1,000       Coach USA, Inc. (a) ............................    41,938
      900       Coachmen Industries, Inc. ......................    20,925
      300       Coast Federal Litigation Contingent
                Payment Rights Trust (a) .......................       319
      300       Coca Cola Bottling Consolidated ................    16,800
    1,100       Cognex Corp. (a) ...............................    34,719
    1,200       Coherent, Inc. (a) .............................    22,350
      300       Cohu, Inc. .....................................    10,612
      300       Coin Machine Laundry Corp. (a) .................     3,806
      600       Coldwater Creek, Inc. (a) ......................    11,700
      200       Cole National Corp. - Class A (a) ..............     1,588
    2,700       Collins & Aikman Corp. (a) .....................    20,587
      800       Colonial Properties Trust ......................    22,600
      700       Columbia Laboratories, Inc. (a) ................     5,994
      500       Columbia Sportswear Co. (a) ....................     7,688
      700       Columbus McKinnon Corp. ........................    16,800
      400       Com21, Inc. (a) ................................     6,825
    1,200       Comfort Systems USA, Inc. (a) ..................    21,600
    1,247       Commerce Bancorp, Inc. .........................    53,309
    1,200       Commerce Group Inc. ............................    29,250
    2,587       Commercial Federal Corp. .......................    59,986
      300       Commercial Intertech Corp. .....................     4,781
      400       Commercial Metals Co. ..........................    11,400
      900       Commercial Net Lease Realty ....................    11,587
    1,000       CommNet Cellular, Inc. (a) .....................    26,250
      400       Commonwealth Bancorp, Inc. .....................     7,175
      900       Commonwealth Energy System .....................    37,800
      400       Commonwealth Industries, Inc. ..................     5,000


    Shares                                                               Value
-------------                                                      ----------------
      333       Commonwealth Telephone Enterprises,
                Inc. (a) .......................................   $13,466
    1,500       Commscope, Inc. (a) ............................    46,125
      600       Community Bank Systems .........................    15,225
    2,000       Community First Bankshares, Inc. ...............    47,750
      220       Community Trust Bancorp, Inc. ..................     5,143
      400       Complete Business Solutions, Inc. (a) ..........     7,175
    2,000       CompuCom Systems, Inc. (a) .....................     8,250
    1,000       Computer Horizons Corp. (a) ....................    13,812
    1,200       Computer Learning Centers, Inc. (a) ............     3,456
      500       Computer Task Group, Inc. ......................     8,500
    2,000       Comstock Resources, Inc. (a) ...................     6,625
    1,100       Concentra Managed Care, Inc. (a) ...............    16,294
    1,300       Concentric Network Corp. (a) ...................    51,675
      600       Concord Communications, Inc. (a) ...............    27,000
      500       CONMED Corp. (a) ...............................    15,313
      200       Connecticut Energy Corp. .......................     7,712
      800       Conning Corp. ..................................    13,000
      600       Consolidated Freightways Co. (a) ...............     7,706
      400       Consolidated Graphics, Inc. (a) ................    20,000
      750       Consolidated Products, Inc. (a) ................    13,500
      900       ContiFinancial Corp. (a) .......................     3,206
      400       Cooper Companies, Inc. (a) .....................     9,975
    1,100       Coors (Adolph) Co. - Class B ...................    54,450
      500       Copart, Inc. (a) ...............................    10,625
      800       COR Therapeutics, Inc. (a) .....................    11,800
      500       CoreComm, Inc. (a) .............................    24,125
    1,300       Corn Products International, Inc. ..............    39,569
      700       Cornerstone Realty Income Trust, Inc. ..........     7,525
    3,700       Corporate Express, Inc. (a) ....................    25,900
      700       Cort Business Services Corp. (a) ...............    16,756
      400       Corus Bankshares, Inc. .........................    12,725
      300       Cost Plus, Inc. (a) ............................    13,650
      400       Cotellingent Group, Inc. (a) ...................     3,125
      400       Coulter Pharmaceutical, Inc. (a) ...............     9,025
      800       Cousins Properties, Inc. .......................    27,050
    2,200       Covance, Inc. (a) ..............................    52,663
    1,900       Coventry Health Care, Inc. (a) .................    20,781
      300       Cox Radio Inc. - Class A (a) ...................    16,275
      220       CPI Corp. ......................................     7,260
    1,900       Crawford & Co. - Class B .......................    30,875
      700       Credence Systems Corp. (a) .....................    25,987
      700       Credit Acceptance Corp. (a) ....................     4,200
      200       Crescent Operating, Inc. (a) ...................     1,363
    1,500       CRIIMI MAE, Inc. ...............................     3,375
    1,200       Cross Timbers Oil Co. ..........................    17,850
    1,900       CSG Systems International, Inc. (a) ............    49,756
      600       CSK Auto Corp. (a) .............................    16,200
      500       CSS Industries, Inc.(a) ........................    14,063
      400       CTS Corp. ......................................    28,000
      600       Cubic Corp. ....................................    14,775
    1,800       Cullen/Frost Bankers, Inc. .....................    49,612
      500       Cuno, Inc. (a) .................................     9,562
      300       Curative Health Services, Inc. (a) .............     1,650
      200       Curtiss-Wright Corp. ...........................     7,775

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                   Value
-------------                                                          ----------------
      330       CVB Financial Corp. ................................   $ 8,580
      300       Cylink Corp. (a) ...................................     1,125
      800       Cymer, Inc. (a) ....................................    20,000
    2,700       Cypress Semiconductor (a) ..........................    44,550
      500       Cytyc Corp. (a) ....................................     9,750
    1,700       D.R. Horton, Inc. ..................................    28,262
      600       Dain Rausher Corp. .................................    32,475
    1,100       Dallas Semiconductor Corp. .........................    55,550
    1,100       Dal-Tile International, Inc. (a) ...................    12,513
      600       Dan River, Inc. - Class A (a) ......................     4,425
    2,100       Data General Corp. (a) .............................    30,581
      200       Data Processing Resources (a) ......................     4,725
      200       Data Transmission Network Corp. (a) ................     5,625
      400       Datascope Corp. (a) ................................    12,850
      500       Datastream Systems, Inc. (a) .......................     8,000
      300       Dave & Buster's, Inc. (a) ..........................     8,700
      300       Day Runner, Inc. (a) ...............................     3,712
      200       DBT Online (a) .....................................     6,550
      800       DecisionOne Holdings Corp. (a) .....................     1,500
      300       Del Webb Corp. .....................................     7,163
      300       Delias*s, Inc. (a) .................................     4,050
      526       Delphi Financial Group, Inc. - Class A .............    18,870
      400       Delta Financial Corp. (a) ..........................     2,550
      600       Deltic Timber Corp. ................................    16,163
      600       Dendrite International, Inc. (a) ...................    21,675
      600       Department 56, Inc. (a) ............................    16,125
      300       Detroit Diesel Corp. (a) ...........................     7,387
    1,600       Developers Diversified Realty Corp. ................    26,600
    1,300       Devon Energy Corp. .................................    46,475
    2,400       DeVRY, Inc. (a) ....................................    53,700
    1,000       Dexter Corp. .......................................    40,813
      400       Diagnostic Products Corp. ..........................    11,050
      300       Dialogic Corp. (a) .................................    13,162
      400       Diamond Technology Partners, Inc. (a) ..............     8,950
    2,400       Digital Microwave Corp. (a) ........................    30,600
    1,000       DII Group, Inc.. (a) ...............................    37,313
      400       Dime Community Bancorp, Inc. .......................     9,300
    1,400       DIMON, Inc. ........................................     7,263
      700       Dionex Corp. (a) ...................................    28,350
      600       Discount Auto Parts, Inc. (a) ......................    14,475
      700       Documentum, Inc. (a) ...............................     9,144
      800       Dollar Thrifty Automotive Group, Inc. (a) ..........    18,600
    1,200       Donaldson Co., Inc. ................................    29,400
      400       Donna Karan International, Inc. (a) ................     3,975
    1,000       Doral Financial Corp. ..............................    17,250
    1,200       Double Click, Inc. (a) .............................   110,100
      700       Dover Downs Entertainment ..........................    12,381
      710       Downey Financial Corp. .............................    15,576
      500       Dress Barn, Inc. (a) ...............................     8,000
      500       Dreyer's Grand Ice Cream, Inc. .....................     7,562
    1,400       DSP Communications, Inc. (a) .......................    40,425
      700       Duane Reade, Inc. (a) ..............................    21,438
      550       Ducommun, Inc. (a) .................................     6,566
    1,500       Dura Pharmaceuticals, Inc. (a) .....................    17,906
      800       DVI, Inc. (a) ......................................    13,700


    Shares                                                                   Value
-------------                                                          ----------------
      700       Dycom Industries, Inc. (a) .........................   $39,200
    1,400       Dynex Capital, Inc. ................................     2,800
    7,200       E * Trade Group, Inc. (a) ..........................   287,550
    2,000       e. spire Communications, Inc. (a) ..................    21,125
      400       E.W. Blanch Holdings, Inc. .........................    27,275
       51       Eagle Geophysical, Inc. (a) ........................        38
      200       Eagle USA Airfreight, Inc. (a) .....................     8,488
    1,400       Earthgrains Co. ....................................    36,137
      700       Earthlink Network, Inc. (a) ........................    43,006
    1,600       EarthShell Corp. (a) ...............................    11,200
    1,000       Eastern Enterprises ................................    39,750
      700       Easterns Utilities Associates ......................    20,388
      300       EastGroup Properties, Inc. .........................     6,019
      900       Eaton Vance Corp. ..................................    30,994
      400       EchoStar Communications - Class A (a) ..............    61,375
      500       Education Management Corp. (a) .....................    10,375
      800       EduTrek International, Inc. - Class A (a) ..........     3,800
    1,333       EEX Corp. (a) ......................................     9,248
    1,800       El Paso Electric Co. (a) ...........................    16,087
      400       Elcor Corp. ........................................    17,475
      300       Electric Lightwave, Inc. - Class A (a) .............     3,900
    1,000       Electro Rent Corp. (a) .............................    10,750
      300       Electro Scientific Industries, Inc. (a) ............    12,534
      600       Electroglas, Inc. (a) ..............................    12,000
    2,000       Electronics For Imaging (a) ........................   102,750
      400       Emmis Communications Corp. -
                Class A (a) ........................................    19,750
      400       Empire District Electric Co. .......................    10,425
      150       Encore Wire Corp. (a) ..............................     1,359
      500       Energen Corp. ......................................     9,313
      500       Enesco Group, Inc. .................................    11,563
      600       Engineering Animation, Inc. (a) ....................    12,712
      700       Enhance Financial Services Group, Inc. .............    13,825
      300       @ Entertainment, Inc. (a) ..........................     5,625
      525       Enzo Biochem, Inc. (a) .............................     5,184
    1,097       Epicor Software Corp. (a) ..........................     8,159
    1,100       Equitable Resources, Inc. ..........................    41,525
    1,200       Equity Inns, Inc. ..................................    11,100
      400       Essex Property Trust, Inc. .........................    14,150
      600       Esterline Technologies Corp. (a) ...................     8,625
      700       Etec Systems, Inc. (a) .............................    23,275
    1,500       Ethyl Corp. ........................................     9,000
      200       E'Town Corp. .......................................     9,150
      400       Everen Capital Corp. ...............................    11,925
      400       Excel Switching Corp. (a) ..........................    11,975
      300       Executive Risk, Inc. ...............................    25,519
      500       Exide Corp. ........................................     7,375
      900       Exodus Communication, Inc. (a) .....................   107,944
    2,000       Expeditors International of Washington,
                Inc. ...............................................    54,500
    1,200       Express Scripts Inc. - Class A (a) .................    72,225
    2,300       Extended Stay America, Inc. (a) ....................    27,600
      520       F&M Bancorporation, Inc. ...........................    19,630
      700       F&M National Corp. .................................    23,231
      645       F.N.B. Corp., Pennsylvania .........................    17,415

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                   Value
-------------                                                          ----------------
      400       F.Y.I., Inc. (a) ...................................   $12,550
      300       FactSet Research Systems, Inc. (a) .................    16,988
      300       Fair Isaac & Co., Inc. .............................    10,519
    1,800       Fairfield Communities, Inc. (a) ....................    29,025
    1,150       Family Golf Centers, Inc. (a) ......................     8,841
      200       Farmers Capital Bank Corp. .........................     7,100
    1,000       FBL Financial Group, Inc. - Class A ................    19,500
    2,300       Fedders Corp. ......................................    15,381
      100       Federal Agriculture Mortgage Corp. -
                Class C (a) ........................................     6,862
    1,800       Federal Realty Investment Trust ....................    41,288
    1,900       Federal Signal Corp. ...............................    40,256
    2,011       Felcor Lodging Trust, Inc. .........................    41,728
    1,150       Ferro Corp. ........................................    31,625
      701       Fidelity National Financial, Inc. ..................    14,721
      900       FileNet Corp. (a) ..................................    10,294
      300       Financial Federal Corp. (a) ........................     6,600
      500       Finish Line, Inc. - Class A (a) ....................     5,625
    2,000       First American Financial Corp. .....................    35,750
    1,300       First Bancorp/Puerto Rico ..........................    29,331
      500       First Charter Corp. ................................    12,375
      200       First Citizens BancShares, Inc. - Class A ..........    16,150
      600       First Commerce Bancshares ..........................    14,287
    1,000       First Commonwealth Financial Corp. .................    23,875
      500       First Consulting Group, Inc. (a) ...................     5,313
    1,300       First Federal Capital Corp. ........................    19,175
    1,396       First Financial Bancorp ............................    31,584
      550       First Financial Bankshares, Inc. ...................    17,463
      405       First Financial Corp., Indiana .....................    15,314
    1,200       First Financial Holdings ...........................    22,500
    1,200       First Industrial Realty Trust, Inc. ................    32,925
      100       First Liberty Financial Corp. ......................     3,137
      600       First Merchants Corp. ..............................    14,250
      783       First Midwest Bancorp, Inc. ........................    31,124
      500       First Republic Bank (a) ............................    14,469
      982       First Sentinel Bancorp, Inc. .......................     8,715
      500       First Sierra Financial, Inc. (a) ...................    12,500
      681       First Source Corp. .................................    21,792
      420       First Union Real Estate Investments ................     1,890
    1,000       First United Bancshares, Inc. ......................    18,625
      300       First Western Bancorp, Inc. ........................    10,050
    1,100       FirstCity Financial Corp. (a) ......................     3,850
      600       FirstFed Financial Corp. ...........................    11,550
    1,600       Fisher Scientific International (a) ................    35,700
      200       Flagstar Bancorp, Inc. .............................     5,050
      900       Fleming Companies, Inc. ............................    10,463
      400       Florida East Coast Industries, Inc. ................    17,700
      900       Florida Panthers Holdings, Inc. (a) ................     9,619
      400       Florida Rock Industries, Inc. ......................    18,200
    1,200       Flowserve Corp. ....................................    22,725
    1,100       Foodmaker, Inc. (a) ................................    31,212
    1,000       Footstar, Inc. (a) .................................    37,188
      400       Foremost Corp. of America ..........................     8,800
      600       Forest City Enterprises, Inc. - Class A ............    16,800
    1,100       Forest Oil Corp. (a) ...............................    13,819


    Shares                                                                   Value
-------------                                                          ----------------
      250       Fossil, Inc. (a) ...................................   $12,094
    1,300       Foster Wheeler Corp. ...............................    18,363
      200       FPIC Insurance Group, Inc. (a) .....................     9,700
    2,400       Franchise Finance Corp. of America .................    52,800
      300       Franchise Mortgage (a) .............................     2,625
      600       Franklin Covey Co. (a) .............................     4,425
      300       Franklin Electric Co., Inc. ........................    19,500
      300       Freds, Inc. Class A ................................     4,687
      400       Friede Goldman International, Inc. (a) .............     5,550
    1,100       Friedman, Billings Ramsey Group,
                Inc. (a) ...........................................    13,063
      400       Friedman's, Inc. - Class A (a) .....................     3,475
      700       Fritz Cos, Inc. (a) ................................     7,525
      600       Frontier Financial Corp. (a) .......................    14,700
    1,510       Frontier Insurance Group, Inc. .....................    23,216
      600       FSI International, Inc. (a) ........................     4,987
      400       Fuller (H.B.) Co. ..................................    27,350
      300       Furon Co. ..........................................     5,700
      900       G&K Services, Inc. - Class A .......................    47,137
    1,300       Gables Residential Trust ...........................    31,363
      300       Gadzooks, Inc. (a) .................................     4,800
      200       Galey & Lord, Inc. (a) .............................       875
      600       Gallagher (Arthur J.) & Co. ........................    29,700
      500       Garden Ridge Corp. (a) .............................     2,375
      850       Gardner Denver Machinery, Inc. (a) .................    13,706
    1,900       Gaylord Container Corp. - Class A (a) ..............    15,081
      600       Gaylord Entertainment, Inc. ........................    18,000
      400       GBC Bancorp ........................................     8,100
      400       GC Cos. (a) ........................................    14,300
      400       GelTex Pharmaceuticals, Inc. (a) ...................     7,200
    1,100       GenCorp., Inc. .....................................    27,775
      500       General Binding Corp. ..............................    11,750
    1,150       General Cable Corp. ................................    18,400
    1,200       General Chemical Group, Inc. .......................     3,750
      900       General Cigar Holdings, Inc. (a) ...................     7,031
    1,900       General Communication - Class A (a) ................    12,914
    1,200       General Growth Properties ..........................    42,600
      800       General Magic, Inc. (a) ............................     2,825
      800       Genesco, Inc. (a) ..................................    11,650
      100       Genesis Direct, Inc. (a) ...........................       187
    1,000       Genesis Health Ventures, Inc. (a) ..................     3,000
      400       Genesys Telecommunications
                Laboratories, Inc. (a) .............................    10,000
    1,300       GenRad, Inc. (a) ...................................    27,056
      300       Gentek, Inc. .......................................     4,163
    2,700       Gentex Corp. (a) ...................................    75,600
      800       Geon Co. ...........................................    25,800
    1,000       Georgia Gulf Corp. .................................    16,875
      600       Gerber Scientific, Inc. ............................    13,237
      700       Getty Images, Inc. (a) .............................    13,213
      200       Getty Realty Corp. .................................     2,875
      600       Gibraltar Steel Corp. (a) ..........................    14,850
      400       Gibson Greetings, Inc. (a) .........................     2,538
    1,200       Gilead Sciences, Inc. (a) ..........................    62,700
      800       Glatefelter (P.H.) Co. .............................    11,700

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                  Value
-------------                                                         ----------------
      600       Gleason Corp. .....................................   $10,087
    2,000       Glenayre Technologies, Inc. (a) ...................     7,188
    1,700       Glenborough Realty Trust, Inc. ....................    29,750
      700       Glimcher Realty Trust .............................    11,375
    1,000       Global Industrial Technologies, Inc. (a) ..........    12,062
      600       Goody's Family Clothing, Inc. (a) .................     6,863
      400       Graco, Inc. .......................................    11,750
    1,200       Grand Primier Financial, Inc. .....................    14,850
      600       Granite Construction, Inc. ........................    17,587
      450       Gray Communications System, Inc. ..................     9,000
      900       Great Atlantic & Pacific Tea Co. ..................    30,431
    1,100       Great Lakes REIT, Inc. ............................    17,875
      300       Great Plains Software, Inc. (a) ...................    14,156
    3,700       Grey Wolf, Inc. (a) ...............................     9,250
      500       Grief Bros Corp. - Class A ........................    12,750
    1,000       Griffon Corp. (a) .................................     7,813
      400       Group 1 Automotive, Inc. (a) ......................     8,450
    1,300       Group Maintenance, Inc. (a) .......................    16,819
      600       Grubb & Ellis Co. (a) .............................     3,000
      500       GT Interactive Software Corp. (a) .................     1,750
    1,300       GTECH Holding Corp. (a) ...........................    30,631
      800       Guarantee Life Cos., Inc. .........................    20,100
    1,000       Guess, Inc. (a) ...................................    13,812
      600       Guilford Mills, Inc. ..............................     6,225
      500       Guilford Pharmaceuticals, Inc. (a) ................     6,375
      700       Guitar Center, Inc. (a) ...........................     7,306
      600       Gymboree Corp. (a) ................................     6,300
      400       Hadco Corp. (a) ...................................    15,900
      800       Haemonetics Corp. (a) .............................    16,050
    1,200       HA-LO Industries (a) ..............................    11,850
    1,700       Halter Marine Group, Inc. (a) .....................    11,263
      500       Hambrecht & Quist Group, Inc. (a) .................    18,562
      100       Hamilton Bancorp, Inc. (a) ........................     2,400
      500       Hancock Fabrics, Inc. .............................     2,188
      300       Hancock Holding Co. ...............................    13,462
    1,000       Handleman Co. (a) .................................    11,813
      700       Hanger Orthopedic Group, Inc. (a) .................     9,931
    1,400       Hanna (M.A.) Co. ..................................    23,012
      900       Hanover Compressor Co. (a) ........................    28,913
    3,400       Hanover Direct, Inc. (a) ..........................     9,562
      900       Harbinger Corp. (a) ...............................    11,250
      901       Harbor Florida Bancorp, Inc. ......................    11,037
    4,200       Harken Energy Corp. (a) ...........................     6,825
    1,000       Harland (John H.) Co. .............................    19,938
      400       Harleysville Group, Inc. ..........................     8,200
      200       Harleysville National Corp. .......................     7,150
      600       Harman International Industries, Inc. .............    26,400
      300       Harmon Industries, Inc. ...........................     5,944
    1,500       Hartmarx Corp. (a) ................................     6,281
    1,000       Hawaiian Electric Industries ......................    35,500
      900       Hayes Lemmerz International, Inc. (a) .............    26,437
    1,200       HCC Insurance Holdings, Inc. ......................    27,225
    1,000       Health Care Property Investors, Inc. ..............    28,875
    1,236       Healthcare Realty Trust, Inc. .....................    25,956
      500       Healthcare Financial Partners, Inc. (a) ...........    17,125


    Shares                                                                  Value
-------------                                                         ----------------
      900       Health Care REIT, Inc. ............................   $20,925
      600       HealthPlan Services Corp. .........................     4,088
    1,100       Heartland Express, Inc. (a) .......................    18,012
    2,600       Hecla Mining Co. (a) ..............................     5,363
    1,900       Heilig-Meyers Co. .................................    12,944
      900       Helix Technology Corp. ............................    21,544
    1,600       Helmerich & Payne, Inc. ...........................    38,100
      400       Henry (Jack) & Associates .........................    15,700
      800       Henry Schein, Inc. (a) ............................    25,350
      900       Heska Corp. (a) ...................................     2,081
      866       Herbalife International, Inc. - Class A ...........     9,472
    1,100       Hexcel Corp. (a) ..................................    11,137
    1,000       Highlands Insurance Group, Inc. (a) ...............    10,500
    1,200       HMT Technology Corp. (a) ..........................     3,000
      800       HNC Software, Inc. (a) ............................    24,650
    1,200       Hollingher International ..........................    14,250
    1,000       Hollywood Entertainment Corp. (a) .................    19,563
      400       Hollywood Park, Inc. (a) ..........................     6,800
      300       Hologic, Inc. (a) .................................     1,687
      300       Holophane Corp. (a) ...............................    11,438
      600       Home Properties of New York, Inc. .................    16,575
    1,200       HomeBase, Inc. (a) ................................     7,575
    1,800       Homestead Village, Inc. (a) .......................     4,387
      900       Hooper Holmes, Inc. ...............................    18,338
      200       Horizon Offshore, Inc. (a) ........................     1,550
    1,600       Hospitality Properties Trust ......................    43,400
      700       Host Marriot Services Corp. (a) ...................     5,687
    1,000       Houghton Mifflin Co. ..............................    47,063
      300       Houston Exploration Co. (a) .......................     5,681
      300       HS Resources, Inc. (a) ............................     4,425
    1,200       HSB Group, Inc. ...................................    49,425
    1,321       Hudson United Bancorp .............................    40,456
      700       Hughes Supply, Inc. ...............................    20,781
      700       Human Genome Sciences, Inc. (a) ...................    27,650
      700       Hunt (J.B.) Transport Services, Inc. ..............    11,375
      600       Hunt Corp. ........................................     4,950
    2,300       Hussman International, Inc. .......................    38,094
      600       Hutchinson Technology (a) .........................    16,650
      200       Hvide Marine, Inc. - Class A (a) ..................       431
      300       Hypercom Corp. (a) ................................     2,869
    1,280       Hyperion Solutions Corp. (a) ......................    22,800
    1,700       ICG Communications, Inc. (a) ......................    36,337
    1,400       ICOS Corp. (a) ....................................    57,138
    1,200       Idacorp, Inc. .....................................    37,800
      700       IDEC Pharmaceuticals Corp. (a) ....................    53,944
      900       IDEX Corp. ........................................    29,588
    1,400       IDEXX Laboratories Inc. (a) .......................    32,637
      700       IDT Corp. (a) .....................................    15,575
      300       IDX Systems Corp. (a) .............................     6,769
      300       IGEN International, Inc. (a) ......................     8,737
      400       IHOP Corp. (a) ....................................     9,625
    1,700       Imation Corp. (a) .................................    42,181
      300       IMCO Reclycling, Inc. .............................     5,138
      700       ImClone Systems Inc. (a) ..........................    17,763
    1,100       Impac Mortgage Holdings, Inc. .....................     5,569

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                    Value
-------------                                                           ----------------
    1,128       Imperial Bancorp (a) ................................   $22,348
    1,100       Imperial Credit Commercial Mortgage
                Investment Corp. ....................................    11,894
      900       Imperial Credit Industries, Inc. (a) ................     6,384
      400       IMRglobal Corp. (a) .................................     7,700
    1,536       InaCom Corp. (a) ....................................    19,392
      700       INCYTE Pharmaceuticals, Inc. (a) ....................    18,506
    1,100       Independence Bank Corp. .............................    17,325
    2,400       Independence Community Bank .........................    32,400
      933       Indiana Energy, Inc. ................................    19,885
      300       Industri-Matematik International Corp. (a) ..........       731
      900       Information Resources, Inc. (a) .....................     7,875
    6,000       Informix Corp. (a) ..................................    51,188
    1,600       Infoseek Corp. (a) ..................................    76,700
      900       infoUSA, Inc. - Class B (a) .........................     7,650
      300       Ingles Markets, Inc. - Class A ......................     4,575
      500       Inhale Therapeutic Systems (a) ......................    11,906
      700       Innkeepers USA Trust ................................     7,000
      200       Innovative Clinical Solutions, Ltd. (a) .............       294
      300       Innovex, Inc. .......................................     4,200
    1,500       Inprise Corp. (a) ...................................     7,312
    1,400       Input/Output, Inc.. (a) .............................    10,587
      875       Insight Entreprises, Inc. (a) .......................    21,656
      666       Insignia Financial Group, Inc. -
                Class A (a) .........................................     6,993
      700       Insituform Technologies - Class A (a) ...............    15,138
      700       INSpire Insurance Solutions , Inc. (a) ..............    10,150
    2,600       Integrated Device Technology, Inc. (a) ..............    28,275
      600       Integrated Electrical Services, Inc. (a) ............     9,675
      500       Integrated Systems, Inc. (a) ........................     5,875
    2,100       InterDigital Communications Corp. (a) ...............     9,712
    1,500       Interface, Inc. .....................................    12,938
    1,400       Intergraph Corp. (a) ................................    10,850
    1,900       Interim Services Inc. (a) ...........................    39,188
      600       Intermet Corp. ......................................     9,075
      625       International Bancshares Corp. ......................    26,445
      400       International Multifoods Corp. ......................     9,025
    1,250       International Network Services (a) ..................    50,469
    1,600       International Rectifier Corp. (a) ...................    21,300
      600       International Speedway Corp. - Class A ..............    28,500
      300       International Telecomm Data Systems,
                Inc. (a) ............................................     4,800
    1,000       Interpool, Inc. .....................................    13,000
      700       Inter-Tel, Inc. .....................................    12,775
      500       Interwest Bancorp, Inc. .............................    12,500
    1,100       Invacare Corp. ......................................    29,425
      759       Investment Technology Group, Inc. (a) ...............    24,573
      400       Investors Financial Services Corp. ..................    16,000
      500       Ionics, Inc. (a) ....................................    18,250
    1,400       IRI International Corp. (a) .........................     6,475
      500       Iron Mountain, Inc. (a) .............................    14,312
    1,800       IRT Property Co. ....................................    17,775
      600       Irwin Financial Corp. ...............................    11,700
    1,000       Isis Pharmaceuticals, Inc. (a) ......................    10,188
      200       ISS Group, Inc. (a) .................................     7,550


    Shares                                                                    Value
-------------                                                           ----------------
    1,800       ITC Deltacom, Inc. (a) ..............................   $50,400
      100       ITI Technologies, Inc. (a) ..........................     2,263
    1,200       ITEQ, Inc. (a) ......................................     2,512
      400       Itron, Inc. (a) .....................................     3,425
      500       ITT Educational Services, Inc. (a) ..................    13,031
    3,100       IVAX Corp. (a) ......................................    43,787
      600       Ivex Packaging Corp. (a) ............................    13,200
      900       IXC Communications, Inc. (a) ........................    35,381
    1,700       Jabil Circuit, Inc. (a) .............................    76,713
      700       Jacobs Engineering Group, Inc. (a) ..................    26,600
      600       JDA Software Group, Inc. (a) ........................     5,588
    1,550       JDN Realty Corp. ....................................    34,681
      233       JeffBanks, Inc. .....................................     6,626
      600       Jefferies Group, Inc. ...............................    18,000
    1,300       JLG Industries, Inc. ................................    26,487
      600       JLK Direct Distribution - Class A (a) ...............     5,588
      400       Jo-Ann Stores, Inc. - Class A (a) ...................     6,000
      100       John Nuveen Co. - Class A ...........................     4,269
    2,200       John Wiley & Sons, Inc. .............................    38,775
      400       Jones Apparel Group, Inc. (a) .......................    13,725
      500       Jones Intercable, Inc. (a) ..........................    24,500
      900       Jones Lang LaSalle Inc. (a) .........................    26,831
      700       Jones Pharma, Inc. ..................................    27,562
    1,700       Jostens, Inc. .......................................    35,806
      600       Journal Register Co. (a) ............................    13,500
      200       JP Realty, Inc. .....................................     4,112
      400       JSB Financial, Inc. .................................    20,350
      600       Juno Lighting, Inc. .................................    14,700
      800       Just For Feet, Inc. (a) .............................     5,150
      400       Justin Industries, Inc. .............................     5,575
      400       K2, Inc. ............................................     3,575
      900       Kaiser Aluminum Corp. (a) ...........................     7,988
      700       Kaman Corp. - Class A ...............................    10,981
      400       Kansas City Life Insurance Co. ......................    17,200
    2,000       Kaufman & Broad Home Corp. ..........................    49,750
    1,300       Kaydon Corp. ........................................    43,713
    1,500       KCS Energy, Inc. ....................................       938
    2,400       Kelley Oil & Gas Corp. (a) ..........................       525
      500       Kellstrom Industries, Inc. (a) ......................     9,125
    1,100       Kellwood Co. ........................................    29,837
    1,200       KEMET Corp. (a) .....................................    27,525
      200       Kenneth Cole Productions, Inc. (a) ..................     5,575
      900       Kent Electronics Corp. (a) ..........................    17,831
    1,400       Key Energy Group, Inc. (a) ..........................     4,988
      900       Kilroy Realty Corp. .................................    21,937
    1,600       Kimball International Inc. - Class B ................    27,000
    1,036       Kirby Corp. (a) .....................................    21,950
      500       Knight Transportation, Inc. (a) .....................    10,688
      400       Knoll, Inc. (a) .....................................    10,650
    1,200       Koger Equity, Inc. ..................................    22,125
    1,700       Komag, Inc. (a) .....................................     5,631
      300       Kopin Corp. (a) .....................................     7,181
      200       Kroll-O'Gara Co. (a) ................................     4,412
      300       Kronos, Inc. (a) ....................................    13,650
      700       Kulicke & Soffa Industries, Inc. (a) ................    18,768

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                  Value
-------------                                                         ----------------
      700       LabOne, Inc. ......................................   $ 7,175
      700       Labor Ready, Inc. (a) .............................    22,750
    2,300       Laboratory Corp. of America Holdings (a) ..........     6,613
      900       Laclede Gas Co. ...................................    20,925
    1,500       Lam Research Corp. (a).............................    70,031
      700       Lance, Inc. .......................................    10,937
      500       Landamerica Financial Group .......................    14,375
      100       Landauer, Inc. ....................................     2,950
    1,400       Landry's Seafood Restaurants, Inc. (a) ............    11,200
      400       Lands' End, Inc. (a) ..............................    19,400
      300       Landstar System, Inc. (a) .........................    10,828
      800       LaSalle Hotel Properties ..........................    12,250
    2,100       LASER Mortgage Management, Inc. ...................     7,219
      600       Lason, Inc. (a) ...................................    29,775
      900       Lattice Semiconductor Corp. (a) ...................    56,025
    2,100       La-Z-Boy Chair, Inc. ..............................    48,300
        1       LCA-Vision, Inc. (a) ..............................         9
      700       LCC International, Inc. - Class A .................     3,150
      900       Learning Tree International, Inc. (a) .............     9,844
    1,700       Lee Enterprises. Inc. .............................    51,850
    1,500       Legato Systems, Inc. (a) ..........................    86,625
    1,325       Level One Communications, Inc. (a) ................    64,842
      500       Libbey, Inc. ......................................    14,500
      375       Liberty Corp. .....................................    20,438
    1,100       Life USA Holding, Inc. ............................    22,275
    1,300       Ligand Pharmaceuticals, Inc. -
                Class B (a) .......................................    14,462
      900       Lilly Industries, Inc. - Class A ..................    16,706
    1,400       Lincoln Electric Co. ..............................    28,700
      250       Lindsay Manufacturing Co. .........................     4,391
    1,300       Linens & Things, Inc. (a) .........................    56,875
    1,600       Liposome Co., Inc. (a) ............................    30,600
      500       Littelfuse, Inc. (a) ..............................     9,625
      800       LNR Property Corp. ................................    17,100
    1,000       Local Financial Corp. (a) .........................    10,000
    1,800       Lodgian, Inc. .....................................    11,812
    1,300       Lo-Jack Corp. (a) .................................    10,888
      900       Lone Star Industries, Inc. ........................    33,806
    1,500       Lone Star Steakhouse & Saloon (a) .................    14,578
      700       Lone Star Technologies, Inc. (a) ..................    12,425
      400       Long Beach Financial (a) ..........................     5,875
    1,300       Longs Drug Stores, Inc. ...........................    44,931
    1,600       Longview Fibre Co. ................................    25,000
      600       Louis Dreyfus Natural Gas Corp. (a) ...............    12,938
       70       LTC Healthcare, Inc. (a) ..........................       136
      700       LTC Properties, Inc. ..............................     9,100
    3,200       LTV Corp. .........................................    21,400
      700       Luby's Cafeterias, Inc. ...........................    10,500
      600       Lufkin Industries, Inc. ...........................    12,000
    1,600       Lycos, Inc.. (a) ..................................   147,000
      500       Lydall, Inc. (a) ..................................     5,750
      700       M.D.C. Holdings, Inc. .............................    15,050
      200       M.S. Carriers, Inc. (a) ...........................     5,931
      700       MacDermid, Inc. ...................................    32,550
      300       MacroChem Corp. (a) ...............................     1,781


    Shares                                                                  Value
-------------                                                         ----------------
    1,300       Macromedia, Inc. (a) ..............................   $45,825
      600       Madison Gas & Electric Co. ........................    12,300
      750       MAF Bancorp, Inc. .................................    18,187
    2,000       Magellan Health Services, Inc. (a) ................    20,000
      900       MagneTek, Inc. (a) ................................     9,506
    1,600       Mail Well, Inc. (a) ...............................    25,900
      100       Manhattan Associates, Inc. (a) ....................       825
      800       Manitowoc Co., Inc. ...............................    33,300
      700       Manufactured Home Communities, Inc. ...............    18,200
      600       Manugistics Group, Inc. (a) .......................     8,700
    1,100       MAPICS, Inc. (a) ..................................    11,619
    1,450       Marcus Corp. ......................................    17,853
    2,000       Marine Drilling Cos., Inc. (a) ....................    27,375
    1,223       Marine Post-Acute Network, (a) ....................       497
    1,700       Mark IV Industries, Inc. ..........................    35,912
      100       Markel Corp. (a) ..................................    18,700
      500       Marshall Industries (a) ...........................    17,969
    1,100       Marvel Enterprises, Inc. (a) ......................     8,113
    1,200       MascoTech, Inc. ...................................    20,325
      400       MasTec, Inc. (a) ..................................    11,300
      600       Mastech Corp. (a) .................................    11,175
      500       Matthews International Corp. - Class A ............    14,812
      200       Maverick Tube Corp. (a) ...........................     2,788
      600       Maxim Group, Inc. (a) .............................     2,606
      300       MAXIMUS, Inc. (a) .................................     8,625
      300       MAXXAM, Inc. (a) ..................................    19,350
      300       Maxxim Medical, Inc. (a) ..........................     6,994
      700       McClatchy Co., Inc. - Class A .....................    23,187
      200       McGrath Rentcorp ..................................     4,000
      700       McWhorter Technologies, Inc. (a) ..................    10,106
    1,700       MDU Resources Group, Inc. .........................    38,781
    2,500       Medaphis Corp. (a) ................................    14,375
      800       Media General Inc. - Class A ......................    40,800
      722       Medical Assurance, Inc. (a) .......................    20,397
      500       Medical Manager Corp. (a) .........................    22,125
    1,150       Medicis Pharmaceutical Corp. -
                Class A (a) .......................................    29,181
    1,800       MedImmune, Inc. (a)................................   121,950
    1,400       MedQuist, Inc. (a) ................................    61,250
      400       MemberWorks, Inc. (a) .............................    11,600
      700       Mentor Corp. ......................................    13,038
    2,700       Mentor Graphics Corp. (a) .........................    34,594
      500       Merchants New York Bancorp ........................    16,750
    1,000       Mercury Interactive Corp. (a) .....................    35,375
    1,600       Meridian Resource Corp. (a) .......................     6,200
    1,532       Meristar Hospitality Corp. ........................    34,374
      700       Merrill Corp. .....................................    10,150
       95       Merry Land Properties, Inc. (a) ...................       469
    1,300       Mesa Air Group, Inc. (a) ..........................     9,770
      200       Metal Management, Inc. (a) ........................       300
    1,000       Metals USA, Inc. (a) ..............................    12,750
    1,200       Metamor Worldwide, Inc. (a) .......................    28,875
    1,100       Methode Electronics, Inc. - Class A ...............    25,162
    1,490       Metris Cos., Inc. .................................    60,718
      400       Metro Networks, Inc (a) ...........................    21,350

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                              Value
-------------                                                     ----------------
      400       Metrocall, Inc. (a) ...........................   $ 1,100
    1,800       Metromedia Fiber Network, Inc. -
                Class A (a) ...................................    64,688
    1,700       Metromedia International Group, Inc. (a) ......    12,750
    1,200       Mettler-Toledo International, Inc. (a) ........    29,775
      550       Metzler Group, Inc. (a) .......................    15,194
      100       MGC Communications, Inc. (a) ..................     2,600
      300       MGI Properties, Inc. ..........................     8,475
      400       Michael Foods, Inc. ...........................     9,400
    1,000       Michaels Stores, Inc. (a) .....................    30,625
      400       Micrel, Inc. (a) ..............................    29,600
    1,300       Micro Warehouse, Inc. (a) .....................    23,237
    1,800       Microchip Technology, Inc. (a) ................    85,275
      300       Micromuse, Inc. (a) ...........................    14,963
    1,100       Micron Electronics, Inc. (a) ..................    11,069
      700       MICROS Systems, Inc. (a) ......................    23,800
    1,400       Mid Atlantic Medical Services, Inc. (a) .......    13,825
      500       Mid-America Apartment Communities, Inc.........    11,562
      600       Midas, Inc. ...................................    17,025
      959       Midway Games, Inc. (a) ........................    12,407
      450       Midwest Express Holdings (a) ..................    15,300
    1,200       Milacron, Inc. ................................    22,200
    1,200       Millennium Pharmaceuticals, Inc. (a) ..........    43,200
    1,600       Miller Industries, Inc. (a) ...................     6,300
      500       Mills Corp. ...................................    10,844
    1,200       MindSpring Enterprises, Inc. (a) ..............    53,175
      100       Mine Safety Appliances Co. ....................     6,400
      600       Minerals Technologies, Inc. ...................    33,487
      400       Minimed, Inc. (a) .............................    30,775
    3,100       Minnesota Power, Inc. .........................    61,613
      600       Miravant Medical Technologies (a) .............     4,275
      600       Mississippi Chemical Corp. ....................     5,887
      600       Mississippi Valley Bancshares, Inc. ...........    19,875
    1,100       Mitchell Energy & Development Corp. -
                Class A .......................................    21,244
    1,000       MMC Network, Inc. (a) .........................    44,750
      300       MMI Cos., Inc. ................................     5,063
      700       Modine Manufacturing Co. ......................    22,794
      300       Monaco Coach Corp. (a) ........................    12,694
      300       Moog, Inc. - Class A (a) ......................    10,313
      850       Morgan Keegan, Inc. ...........................    16,097
    1,100       Morrison Knudsen Corp. (a) ....................    11,344
      850       MotivePower Industries, Inc. (a) ..............    15,300
      600       MRV Communications, Inc. (a) ..................     7,875
    1,500       MTI Tech Corp. (a) ............................    19,594
    1,200       MTS Systems Corp. .............................    14,625
    1,100       Mueller Industries, Inc. (a) ..................    37,331
    1,100       Musicland Stores Corp. (a) ....................     9,762
      900       Myers Industries, Inc. ........................    18,000
      840       N B T Bancorp, Inc. ...........................    17,220
      200       NACCO Industries, Inc. - Class A ..............    14,700
      500       National Bancorp of Alaska, Inc. ..............    13,250
      400       National City Bancorp (a) .....................     8,350
      335       National City Bancshares, Inc. ................    10,699
      900       National Computer Systems, Inc. ...............    30,375


    Shares                                                              Value
-------------                                                     ----------------
    1,400       National Data Corp. ...........................   $59,850
      700       National Golf Properties, Inc. ................    17,019
      700       National Health Investors, Inc. ...............    15,969
      750       National Instruments Corp. (a) ................    30,281
      625       National Penn Bancshares, Inc. ................    14,707
      200       National Presto Industries, Inc. ..............     7,650
    1,300       National Processing, Inc. (a) .................    13,163
      450       National R.V. Holdings, Inc. (a) ..............    10,912
    1,500       National Steel Corp. - Class B ................    12,563
    1,400       Nationwide Health Properties, Inc. ............    26,687
      400       Natures Sunshine Products, Inc. ...............     4,200
    1,500       Nautica Enterprises, Inc. (a) .................    25,313
    1,900       NBTY, Inc. (a) ................................    12,350
      600       NCI Building Systems, Inc. (a) ................    12,825
      250       NCO Group, Inc. (a) ...........................     9,500
      500       NCS Healthcare Inc. - Class A (a) .............     2,719
    1,200       NeoMagic Corp. (a) ............................    10,087
    2,200       Network Appliance, Inc. (a) ...................   122,925
      400       Network Equipment Technologies, Inc. (a).......     3,950
      300       Network Solutions, Inc. - Class A (a) .........    23,738
      200       Neurogen Corp. (a) ............................     2,925
    2,100       Nevada Power Co. ..............................    52,500
      400       New England Business Service, Inc. ............    12,350
      700       New Era of Networks, Inc. .....................    30,756
      600       New Jersey Resources Corp. ....................    22,462
    3,400       New Plan Reality Trust ........................    61,200
    1,400       Newfield Exploration Co. (a) ..................    39,813
    2,800       Newpark Resources, Inc. (a) ...................    24,850
    1,100       Newport News Shipbuilding, Inc. ...............    32,450
      800       NeXstar Pharmaceuticals, Inc. (a) .............    15,950
    1,150       NFO Worldwide, Inc. (a) .......................    16,100
      400       Nichols Research Corp. (a) ....................     8,750
      700       NL Industries, Inc. ...........................     7,788
      500       Nordson Corp. .................................    30,625
      500       Norrel Corp. ..................................     9,406
      300       Nortek, Inc. (a) ..............................     9,394
      650       North Carolina Natural Gas Corp. ..............    22,141
      300       North Face, Inc. (a) ..........................     2,962
      400       North Pittsburgh Systems, Inc. ................     6,800
      300       Northwest Bancorp, Inc. .......................     3,000
      800       Northwest Natural Gas Co. .....................    19,300
      700       Northwestern Corp. ............................    16,931
    2,243       Nova Corp., Georgia (a) .......................    56,075
    1,400       Novacare Employee Services, Inc. (a) ..........     3,850
    1,400       NovaCare, Inc. (a) ............................     2,100
    1,400       Novellus Systems, Inc. (a) ....................    95,550
      300       Novoste Corp. (a) .............................     6,300
      600       NS Group, Inc. (a) ............................     5,550
    2,500       NTL, Inc. (a) .................................   215,469
      600       Nuevo Energy Co. (a) ..........................     7,950
      200       NUI Corp. .....................................     5,000
      300       NVR, Inc. (a) .................................    15,656
      700       NYMAGIC, Inc. .................................    10,937
      600       Oak Industries, Inc. (a) ......................    26,212
    2,700       Oak Technology, Inc. (a) ......................     9,788

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                  Value
-------------                                                         ----------------
    1,000       Oakley, Inc. (a) ..................................   $ 7,125
    2,100       Oakwood Homes Corp. ...............................    27,562
      800       Objective Systems Integrators (a) .................     2,200
    6,000       Ocean Energy, Inc. (a) ............................    57,750
      600       Ocean Financial Corp. .............................    10,875
    1,000       Oceaneering International, Inc. (a) ...............    16,125
      500       Octel Corp. (a) ...................................     6,250
      500       Ocular Sciences, Inc. (a) .........................     8,688
    1,500       Ocwen Asset Investment Corp. ......................     6,750
      500       OEA, Inc. .........................................     4,438
      700       OEC Medical Systems, Inc. (a) .....................    17,150
      700       Offshore Logistics, Inc. (a) ......................     7,787
    1,527       Old National Bancorp ..............................    45,905
    2,200       Olsten Corp. ......................................    13,888
    1,000       OM Group, Inc. ....................................    34,500
      600       Omega Financial Corp. .............................    20,850
      600       OMEGA Healthcare Investors, Inc. ..................    15,487
      600       Omega Protein Corp. (a) ...........................     3,150
      800       OMI Corp. (a) .....................................     1,650
    1,000       OMNI Energy Services Corp. (a) ....................     3,500
    1,200       Omnipoint Corp. (a) ...............................    34,725
      100       OmniQuip International, Inc. ......................       788
      300       On Assignment, Inc. (a) ...........................     7,837
      800       On Command Corp. (a) ..............................    14,100
    1,075       One Valley Bancorp, Inc. ..........................    40,313
      300       Oneida Ltd. .......................................     8,437
    1,000       ONEOK, Inc. .......................................    31,750
      200       OnSale, Inc. (a) ..................................     3,788
      700       Open Market, Inc. (a) .............................     9,931
      400       Optical Cable Corp. (a) ...........................     4,400
      400       Orange & Rockland Utilities, Inc. .................    23,375
      700       Oregon Steel Mills, Inc. ..........................     9,319
      400       O'Reilly Automotive, Inc. (a) .....................    20,150
      993       Organogenesis, Inc. (a) ...........................     9,309
      133       Oriental Financial Group ..........................     3,209
    1,500       Orthodontic Centers of America, Inc. (a) ..........    21,187
      400       Oshkosh B'Gosh, Inc. - Class A ....................     8,450
      500       O'Sullivan Industries Holdings, Inc. (a) ..........     8,500
      200       Otter Tail Power Co. ..............................     7,713
      900       Overseas Shipholding Group, Inc. ..................    11,587
      400       Owens & Minor, Inc. Holding Co. ...................     4,400
    2,700       Oxford Health Plans, Inc. (a) .....................    42,019
      300       P.J. America, Inc. (a) ............................     6,356
      700       Pacific Capital Bancorp ...........................    22,050
      300       Pacific Gateway Exchange, Inc. (a) ................     8,737
      600       Pacific Gulf Properties, Inc. .....................    13,575
      937       Pacific Sunwear of California, Inc. (a) ...........    22,839
    1,700       PageMart Wireless, Inc. - Class A (a) .............    12,856
    2,700       PairGain Technologies, Inc. (a) ...................    31,050
      750       Palm Harbor Homes, Inc. (a) .......................    18,797
      200       Pan Pacific Retail Properties .....................     3,875
      414       Panavision, Inc. (a) ..............................     2,795
      800       Papa John's International, Inc. (a) ...............    35,750
      800       PAREXEL International Corp. (a) ...................    10,650
      300       Park Electrochemical Corp. ........................     8,625


    Shares                                                                  Value
-------------                                                         ----------------
      400       Park National Corp. ...............................   $40,000
    2,000       Parker Drilling Co. (a) ...........................     6,625
      200       ParkerVision, Inc. (a) ............................     7,000
      600       Parkway Properties, Inc. ..........................    19,875
      800       PathoGenesis Corp. (a) ............................    11,350
      700       Patterson Dental Co. (a) ..........................    24,325
      700       Patterson Energy, Inc. (a) ........................     6,912
    1,050       Paxar Corp. (a) ...................................     9,450
      600       Paxson Communications Corp. (a) ...................     8,100
      500       Paymentech, Inc. (a) ..............................    12,688
    1,600       PBOC Holdings, Inc. (a) ...........................    16,000
    1,400       P-COM, Inc. (a) ...................................     7,328
      200       PEC Israel Economic Corp. (a) .....................     6,300
      500       Pediatrix Medical Group, Inc. (a) .................    10,625
      400       Pegasus Communications Corp. (a) ..................    15,775
      500       Pegasus Systems, Inc. (a) .........................    18,719
      200       Pegasystems, Inc. (a) .............................     2,050
      200       Penn Treaty Amer Corp. (a) ........................     4,812
    1,900       Penncorp Financial Group, Inc. ....................       950
      400       Pennsylvania Enterprises Inc. .....................    12,275
      500       Pennsylvania Real Estate Investment
                Trust .............................................    10,469
      100       Penske Motorsports (a) ............................     4,963
    1,100       Peoples Bancorp, Inc. .............................    10,966
    1,500       People's Energy Corp. .............................    56,531
      300       Perclose, Inc. (a) ................................    14,419
      600       Peregrine Systems, Inc. (a) .......................    15,412
      400       Performance Food Group, Inc. (a) ..................    10,875
    2,100       Perrigo Co. (a) ...................................    16,013
    1,100       Personnel Group of America, Inc. (a) ..............    11,000
      700       Petco Animal Supplies, Inc. (a) ...................    11,025
    3,700       PETsMART, Inc. (a) ................................    37,925
      800       PFF Bancorp, Inc. (a) .............................    15,000
      500       Pharmaceutical Product Development,
                Inc. (a) ..........................................    13,687
    1,500       Philadelphia Suburban Corp. .......................    34,594
      700       Phillips-Van Heusen Corp. .........................     6,913
      900       Phoenix Investment Partners, Ltd. .................     7,762
      600       Photronics, Inc. (a) ..............................    14,700
    2,400       PhyCor, Inc. (a) ..................................    17,775
      700       Physician Computer Network, Inc. (a) ..............       175
    1,800       PictureTel Corp. (a) ..............................    14,400
    1,400       Piedmont Natural Gas Co., Inc. ....................    43,575
      400       Pilgrims Pride Corp. ..............................    12,000
      600       Pillowtex Corp. ...................................     9,788
      500       Pinnacle Systems, Inc. (a) ........................    16,812
      700       Pioneer Group, Inc. ...............................    12,075
      800       Pioneer Standard Electronics, Inc. ................     9,600
      500       Pittston BAX Group ................................     4,750
      700       Plains Resources Inc. (a) .........................    13,300
      700       Plantronics, Inc. (a) .............................    45,588
      500       Playboy Enterprises, Inc. - Class B (a) ...........    13,281
    1,500       Playtex Products, Inc. (a) ........................    23,344
      500       Plexus Corp. (a) ..................................    15,062
      500       PMA Capital Corp - Class A ........................    10,281

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                               Value
-------------                                                      ----------------
    2,100       PMC-Sierra, Inc. (a) ...........................   $123,769
    1,300       Pogo Producing Co. .............................     24,213
    1,000       Polaris Industries, Inc.. ......................     43,500
      700       Polycom, Inc. (a) ..............................     27,300
      500       Polymer Group, Inc. (a) ........................      5,875
      700       Pool Energy Services Co. (a) ...................     14,219
      900       Potlatch Corp. .................................     39,544
      500       Powertel, Inc. (a) .............................     14,937
      200       Powerwave Technologies, Inc. (a) ...............      6,450
    1,000       Precision Castparts Corp. ......................     42,500
      800       Premier Bancshares, Inc. .......................     14,650
    2,200       Premier Parks, Inc. (a) ........................     80,850
    1,300       Premiere Technologies, Inc. (a) ................     14,950
      800       Premisys Communications, Inc. (a) ..............      5,850
    1,200       Prentiss Properties Trust ......................     28,200
      800       Pre-Paid Legal Services, Inc. (a) ..............     21,750
      700       Presidential Life Corp. ........................     13,738
      800       Presstek, Inc. (a) .............................      5,775
      400       Preview Travel, Inc. (a) .......................      8,775
      500       PRI Automation, Inc. (a) .......................     18,125
       52       Price Enterprises, Inc. (a) ....................        374
    1,600       Pride International, Inc. (a) ..................     16,900
      376       Primark Corp. (a) ..............................     10,551
      700       Prime Group Realty Trust .......................     12,031
    2,200       Prime Hospitality Corp. (a) ....................     26,400
    1,298       Prime Retail, Inc. .............................     11,276
      400       Primex Technologies ............................      8,625
      600       Primus Telecommunications Group (a) ............     13,463
      792       Priority Healthcare Corp. (a) ..................     27,324
    3,600       Prison Realty Trust, Inc. ......................     35,325
      350       ProBusiness Services, Inc. (a) .................     12,556
      600       Profit Recovery Group International (a) ........     28,387
      500       Progress Software Corp. (a) ....................     14,125
      200       Project Software & Development, Inc. (a) .......      6,250
      600       Protein Design Labs, Inc. (a) ..................     13,313
      866       Provident Bankshares, Corp. ....................     20,134
      300       Province Healthcare Co. (a) ....................      5,850
    1,300       PS Business Parks, Inc. ........................     31,688
    1,700       PSINet, Inc. (a) ...............................     74,375
    2,250       PSS World Medical, Inc. (a) ....................     25,172
    1,900       Public Service Co. of New Mexico ...............     37,763
      600       Public Service Co. of North Carolina, Inc.......     17,550
      100       Puerto Rican Cement Co., Inc. ..................      3,319
      700       Pulte Corp. ....................................     16,144
      400       PXRE Corp. .....................................      7,250
      400       QAD, Inc. (a) ..................................      1,225
      600       Qlogic Corp. (a) ...............................     79,200
      200       QRS Corp. (a) ..................................     15,600
      600       QuadraMed Corp. (a) ............................      4,875
      200       Quaker Fabric Corp. (a) ........................        837
      500       Quanex Corp. ...................................     14,250
      500       Queens County Bancorp, Inc. ....................     16,188
      900       Quest Diagnostic, Inc. (a) .....................     24,637
      950       Quicksilver, Inc. (a) ..........................     24,759


    Shares                                                               Value
-------------                                                      ----------------
    1,480       Radian Group, Inc. .............................   $ 72,241
      600       Radiant Systems, Inc. (a) ......................      8,550
      400       Rainforest Cafe, Inc. (a) ......................      2,025
      960       Ralcorp Holdings, Inc. (a) .....................     15,420
      500       Rambus, Inc. (a) ...............................     46,094
    2,100       Range Resources Corp. ..........................     12,862
    3,100       Rational Software Corp. (a) ....................    102,106
    1,200       Rayonier, Inc. .................................     59,775
      900       Rayovac Corp. (a) ..............................     20,419
    1,300       RCN Corp. (a) ..................................     54,113
    2,100       Read-Rite Corp. (a) ............................     13,027
      600       RealNetworks, Inc. (a) .........................     41,325
      900       Realty Income Corp. ............................     21,375
    1,100       Reckson Associates Realty Corp. ................     25,850
      224       Reckson Associates Realty Corp. -
                Class B (a) ....................................      5,348
    1,400       Red Roof Inns, Inc. (a) ........................     25,113
      700       Redwood Trust, Inc. ............................     11,594
      700       Regal-Beloit Corp. .............................     16,537
      600       Regency Realty Corp. ...........................     13,162
    1,400       Regeneron Pharmaceuticals, Inc. (a) ............     10,938
      900       Regis Corp. ....................................     17,269
    1,200       Reinsurance Group of America ...................     42,300
      500       Reliance Steel & Aluminum Co. ..................     19,500
      600       Remec, Inc. (a) ................................      9,675
      700       Remedy Corp. (a) ...............................     18,813
      400       Renaissance Worldwide, Inc. (a) ................      3,187
    1,550       Renal Care Group, Inc. (a) .....................     40,106
      800       Rent-A-Center, Inc. (a) ........................     19,200
    1,100       Rental Service Corp. (a) .......................     31,487
      500       Rent-Way, Inc. (a) .............................     12,313
      650       Republic Bancorp, Inc. .........................      9,872
      300       Republic Banking Corp. of Florida ..............      5,775
      300       Republic Group, Inc. ...........................      5,400
    1,500       Republic Security Financial Corp. ..............     12,563
      300       Res-Care, Inc. (a) .............................      6,825
      500       ResMed, Inc. (a) ...............................     16,594
      515       Resource Bancshares Mortgage Group,
                Inc. ...........................................      5,279
    1,100       Resources America, Inc. (a) ....................     15,950
      876       Respironics, Inc. (a) ..........................     13,249
      700       RFS Hotel Investors, Inc. ......................      8,794
    2,000       Richfood Holdings, Inc. ........................     35,250
      800       Richmond County Financial Corp. ................     15,400
      600       Riggs National Corp. ...........................     12,338
      600       Risk Capital Holdings, Inc. (a) ................      8,100
      500       Riviana Foods, Inc. ............................      9,375
      250       RLI Corp. ......................................      9,687
      400       Roadway Express, Inc. ..........................      7,750
      200       Robbins & Myers, Inc. ..........................      4,462
      200       Robert Mondavi Corp. - Class A (a) .............      7,275
      800       Roberts Pharmaceutical Corp. (a) ...............     19,400
    1,200       Rochester Gas & Electric Corp. .................     31,875
      500       Rock-Tenn Co. - Class A ........................      8,344
      500       Rogers Corp. (a) ...............................     14,750

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                Value
-------------                                                       ----------------
      500       ROHN Industries, Inc. ...........................   $   688
    2,500       Rollins Truck Leasing Corp. .....................    27,813
      600       Rollins, Inc. ...................................     9,562
    1,140       Romac International, Inc. (a) ...................    10,117
    1,000       Roper Industries, Inc. ..........................    32,000
    3,140       Roslyn Bancorp., Inc. ...........................    53,969
      600       Rouge Industries Inc. - Class A .................     5,850
    1,200       RPC, Inc. .......................................    10,500
      500       RTI International Metals, Inc. ..................     7,344
      900       Ruby Tuesday, Inc. ..............................    17,100
      900       Ruddick Corp. ...................................    18,000
      300       Rural / Metro Corp. (a) .........................     2,888
      300       Russ Berrie & Co., Inc. .........................     7,425
    1,300       Russell Corp. ...................................    25,350
      200       RWD Technologies, Inc. (a) ......................     2,088
    1,300       Ryan's Family Steak Houses, Inc. (a) ............    15,112
      788       Ryerson Tull, Inc. - Class A (a) ................    17,779
      500       Ryland Group, Inc. ..............................    14,844
      860       S&T Bancorp, Inc. ...............................    21,715
    1,600       S3, Inc. (a) ....................................    14,550
      300       Sabratek Corp. (a) ..............................     6,563
    1,100       Safeguard Scientifics, Inc. (a) .................    68,200
      880       Safety-Kleen Corp. (a) ..........................    15,950
    1,000       SAGA Systems, Inc. (a) ..........................    12,750
      146       Samsonite Corp. (a) .............................       730
      600       Sanchez Computer Associates, Inc. (a) ...........    20,775
      800       SanDisk Corp. (a) ...............................    36,000
      400       Sandy Spring Bancorp, Inc. ......................    11,100
      500       SangStat Medical Corp. (a) ......................     8,625
    9,355       Santa Fe Snyder Corp. ...........................    71,332
      300       Sapient Corp. (a) ...............................    16,988
    1,000       Sauer, Inc. .....................................    10,750
      400       Sawtek, Inc. (a) ................................    18,350
      400       Sbarro, Inc. (a) ................................    10,825
      400       Schawk, Inc. ....................................     3,575
      700       Schein Pharmaceutical, Inc. (a) .................     8,444
      400       Scholastic Corp. (a) ............................    20,250
    1,000       Schulman, Inc. ..................................    17,188
      500       Schweitzer-Mauduit International, Inc. ..........     7,500
      700       Scientific Games Holdings Corp. (a) .............    13,650
    1,100       Scios, Inc. (a) .................................     3,575
      400       SCM Microsystems, Inc. (a) ......................    18,550
      600       Scotsman Industries, Inc. .......................    12,938
      600       Scott Technologies, Inc. - Class A (a) ..........    11,550
      600       Scotts Co. (The) - Class A (a) ..................    28,575
      400       SCPIE Holdings, Inc. ............................    13,050
      900       SDL, Inc. (a) ...................................    45,956
      400       SEACOR Smit, Inc. (a) ...........................    21,400
    1,300       Security Capital Group, Inc. - Class B (a).......    18,931
    1,400       Security Dynamics Technology, Inc. (a) ..........    29,750
      500       SEI Investments Co. .............................    44,125
      800       Seitel, Inc. (a) ................................    12,950
      900       Selective Insurance Group, Inc. .................    17,156
      205       SEMCO Energy, Inc. ..............................     3,165
      400       Semtech Corp. (a) ...............................    20,850


    Shares                                                                Value
-------------                                                       ----------------
    2,200       Sensormatic Electronics Corp. (a) ...............   $30,662
    1,000       Sepracor, Inc. (a) ..............................    81,250
      200       Sequa Corp. - Class A (a) .......................    14,000
    1,400       Sequent Computer Systems, Inc. (a) ..............    24,850
      750       Serologicals Corp. (a) ..........................     6,094
      500       Service Experts, Inc. (a) .......................    10,969
    1,000       SFX Entertainment Inc. - Class A (a) ............    64,000
      400       Shiloh Industries, Inc. (a) .....................     5,800
      800       ShopKo Stores, Inc. (a) .........................    29,000
      750       Shorewood Packaging Corp. (a) ...................    13,828
      900       Shurgard Storage Centers, Inc. - Class A.........    24,413
    2,600       SICOR Inc. (a) ..................................    11,050
      750       Sierra Health Services, Inc. (a) ................    10,828
    1,000       Sierra Pacific Resources ........................    36,375
      700       SIGCORP, Inc. ...................................    19,819
      500       Silgan Holdings, Inc. (a) .......................     9,937
      600       Silicon Valley Bancshares (a) ...................    14,850
    1,100       Silicon Valley Group, Inc. (a) ..................    18,494
      200       Siliconix, Inc.. (a) ............................     6,850
      900       Simpson Industries, Inc. ........................     9,225
      100       Simpson Manufacturing Co., Inc. (a) .............     4,750
      900       SIPEX Corp. (a) .................................    18,450
    2,500       SITEL Corp. (a) .................................     7,344
    1,478       Sky Financial Group, Inc. .......................    40,276
      200       Skyline Corp. ...................................     5,862
    2,400       SkyTel Communications, Inc. (a) .................    50,250
      600       Skywest, Inc. ...................................    14,963
      500       SL Green Realty Corp. ...........................    10,219
      450       SLI, Inc. (a) ...................................    12,150
      600       SM&A Corp. (a) ..................................     4,575
      300       Smart & Final, Inc. .............................     3,150
      800       SMART Modular Technologies, Inc. (a) ............    13,900
    1,000       Smith (Charles E.) Residential Realty, Inc.......    33,937
    1,600       Smithfield Foods, Inc. (a) ......................    53,500
    1,000       Smucker (J.M.) Co. - Class A ....................    22,250
      800       Sola International, Inc. (a) ....................    15,550
      950       Sonic Corp. (a) .................................    30,994
    1,100       SOS Staffing Services, Inc. (a) .................     5,775
    1,500       Sotheby's Holdings, Inc. - Class A ..............    57,188
      600       South Jersey Industries, Inc. ...................    16,987
      500       Southern Peru Copper Corp. ......................     7,219
      330       Southern Union Co. (a) ..........................     7,178
      600       Southwest Bancorp of Texas (a) ..................    10,800
    1,000       Southwest Gas Corp. .............................    28,625
      400       Southwest Securities Group, Inc. ................    28,700
    1,700       Southwestern Energy Co. .........................    17,956
      700       Sovran Self Storage, Inc. .......................    18,856
      400       Spartech Corp. ..................................    12,650
      600       Special Metals Corp. (a).........................     3,487
      200       Specialty Equipment Cos., Inc. ..................     5,888
    1,355       SpeedFam-IPEC, Inc. (a) .........................    21,765
      400       Speedway Motorsports, Inc. (a) ..................    15,725
      700       Spiegel - Class A (a) ...........................     6,212
      500       Sportsline USA, Inc. (a) ........................    17,938
      500       Springs Industries, Inc. - Class A ..............    21,813

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                 Value
-------------                                                        ----------------
      400       SPS Technologies, Inc. (a) .......................   $15,000
    1,000       SPX Corp. (a) ....................................    83,500
      900       St John Knits, Inc. ..............................    26,325
      200       St. Mary Land & Exploration Co. ..................     4,112
    1,200       St. Paul Bancorp, Inc. ...........................    30,600
      500       Staff Leasing, Inc. (a) ..........................     6,437
      500       StaffMark, Inc. (a) ..............................     5,016
      500       Stage Stores, Inc. (a) ...........................     3,250
      500       Standard Motor Products, Inc. ....................    12,250
      500       Standard Products Co. ............................    12,813
      400       Standard Register Co. ............................    12,300
      800       Standard-Pacific Corp. ...........................    10,350
      200       Standex International Corp. ......................     5,475
      600       Starrett (L.S.) Co. - Class A ....................    16,125
      800       State Auto Financial Corp. .......................    10,800
    1,400       Staten Island Bancorp, Inc. ......................    25,200
      700       Station Casinos, Inc. (a) ........................    14,262
    1,100       Steel Dynamics, Inc. (a) .........................    17,016
      600       Stein Mart, Inc. (a) .............................     5,625
      200       Stephan Chemical Co. .............................     5,075
      700       Sterling Bancorp .................................    13,300
      750       Sterling Bancshares, Inc. ........................    10,031
      900       Stewart & Stevenson Services, Inc. ...............    13,725
      400       Stewart Information Services Corp. ...............     8,450
    1,200       Stillwater Mining Co. (a) ........................    39,225
      200       Stone & Webster, Inc. ............................     5,325
      400       Stone Energy Corp. (a) ...........................    16,950
      800       Storage USA, Inc. ................................    25,500
    1,500       Stride Rite Corp. ................................    15,469
    1,100       Structural Dynamics Research Corp. (a) ...........    20,419
      100       Student Loan Corp. ...............................     4,450
      400       Sturm Ruger & Co., Inc. ..........................     4,275
      400       Suburban Lodges of America, Inc. (a) .............     2,575
      600       SUGEN, Inc. (a) ..................................    17,700
      700       Summit Properties, Inc. ..........................    13,825
      900       Sun Communities, Inc. ............................    31,950
      500       Sun Healthcare Group, Inc. (a) ...................       188
        1       Sunburst Hospitality Corp. (a) ...................         6
    1,300       Sunglass Hut International (a) ...................    22,344
      600       Sunrise Assisted Living, Inc. (a) ................    20,925
      600       Sunrise Medical, Inc. (a) ........................     4,275
      700       Sunstone Hotel Investors, Inc. ...................     5,950
      850       Sunterra, Inc. (a) ...............................    11,847
      400       SuperGen, Inc. (a) ...............................     6,125
      200       Superior Consultant Holdings Corp. (a) ...........     4,937
      600       Superior Industries International, Inc. ..........    16,388
      900       Superior Services, Inc. (a) ......................    24,019
      381       Superior Telecommunications, Inc. ................     9,525
      144       Superior Trust I .................................     6,192
    1,900       Susquehanna Bancshares, Inc. .....................    33,606
      220       Swift Energy Co. (a) .............................     2,351
    1,625       Swift Transportation Co., Inc. (a) ...............    35,750
    2,600       Sybase, Inc. (a) .................................    28,600
      500       Sykes Enterprises, Inc. (a) ......................    16,687
    1,550       Sylvan Learning Systems, Inc. (a) ................    42,141


    Shares                                                                 Value
-------------                                                        ----------------
    1,800       Symantec Corp. (a) ...............................   $45,900
    1,000       Syms Corp. (a) ...................................     4,063
      800       Synetic, Inc. (a) ................................    55,000
      200       Syntel, Inc. (a) .................................     1,800
    1,300       Syntroleum Corp. (a) .............................    11,619
      400       Systemax, Inc. (a) ...............................     4,950
      300       System Software Associates, Inc. (a) .............       469
    1,000       Systems & Computer Technology
                Corp. (a) ........................................    14,562
      400       Talbots ..........................................    15,250
    1,000       TALK.com (a) .....................................    11,250
      500       Tanger Factory Outlet Centers, Inc. ..............    13,000
    1,200       Taubman Centers, Inc. ............................    15,825
    1,200       Tava Technologies Inc. (a) .......................     9,225
      300       TCBY Enterprises, Inc. ...........................     1,819
      600       Techne Corp. (a) .................................    15,225
      400       Technitrol, Inc. .................................    12,900
    1,300       Technology Solutions (a) .........................    14,056
      800       Tecumseh Products Co. - Class A ..................    48,450
      500       Tejon Ranch Co., .................................    12,625
    1,100       Tekelec (a) ......................................    13,406
      400       Telxon Corp. .....................................     3,175
      600       Tennant Co. ......................................    19,200
      800       Terex Corp. (a) ..................................    24,350
    2,400       Terra Industries, Inc. ...........................     9,600
    1,300       Tesoro Petroleum Corp. (a) .......................    20,719
      700       TETRA Technologies, Inc. (a) .....................     6,431
    1,147       Tetra Tech, Inc. (a) .............................    18,926
      900       Texas Industries, Inc. ...........................    34,875
      500       Texas Regional Bancshares, Inc. -
                Class A ..........................................    13,594
      500       The Cheesecake Factory, Inc. (a) .................    15,250
      500       The Children's Place Retail Stores,
                Inc. (a) .........................................    20,250
    1,016       The Fairchild Corp. - Class A ....................    12,950
    1,400       The Macerich Co. .................................    36,750
    1,251       The Men's Wearhouse, Inc. (a) ....................    31,900
      500       The Midland Co. ..................................    12,688
    1,000       The Sports Authority, Inc. (a) ...................     4,437
    1,000       Theragenics Corp. (a) ............................     6,937
      900       Thermedics, Inc. (a) .............................     8,381
      600       Thermo BioAnalysis Corp. (a) .....................    10,425
    1,200       Thermo Cardiosystems, Inc. (a) ...................    13,050
    1,200       Thermo Ecotek Corp. (a) ..........................     9,600
    1,300       Thermo Fibertek, Inc. (a) ........................     9,263
      700       Thermo Optek Corp. (a) ...........................     7,262
    1,100       ThermoLase Corp. (a) .............................     1,444
      600       ThermoQuest Corp. (a) ............................     7,988
      400       Thermotrex Corp. (a) .............................     3,050
      500       Thomas Industries, Inc. ..........................    10,250
      400       Thor Industries, Inc. ............................    11,350
    1,500       Thornburg Mortgage Asset Corp. ...................    15,000
      100       Timberland Co., Class A (a) ......................     6,806
    1,500       Titan Exploration, Inc. (a) ......................     7,500
      300       Titan International, Inc. ........................     3,563

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                                 Value
-------------                                                        ----------------
      700       Titanium Metals Corp. ............................   $ 7,875
      400       TJ International, Inc.. ..........................    12,400
      500       TMP Worldwide, Inc. (a) ..........................    31,750
      400       TNP Entreprise, Inc. .............................    14,500
    1,100       Toll Brothers, Inc. (a) ..........................    23,581
      400       Toro Co. .........................................    15,750
        1       Total Renal Care Holdings (a) ....................        16
    1,900       Tower Automotive, Inc. (a) .......................    48,331
      700       Town & Country Trust .............................    12,512
      900       Trammel Crow Co. (a) .............................    14,794
    1,800       Trans World Airlines, Inc. (a) ...................     8,888
      800       Trans World Entertainment Corp. (a) ..............     9,000
      200       Transaction Network Services, Inc. (a) ...........     5,850
    1,300       Transaction Systems Architechure, Inc. -
                Class A (a) ......................................    50,700
      600       Transkaryotic Therapies, Inc. (a) ................    19,800
    1,300       TransMontaigne Oil Co. (a) .......................    16,331
      955       Tredegar Industries, Inc. ........................    20,771
      400       Tremont Corp. ....................................     8,600
      400       Trendwest Resorts, Inc. (a) ......................     8,925
      200       Trenwick Group, Inc. .............................     4,931
      200       Trex Medical Co. (a) .............................     1,200
      400       Triad Guaranty, Inc. (a) .........................     7,175
    1,100       Triangle Bancorp, Inc. ...........................    18,631
    1,100       Triangle Pharmaceuticals, Inc. (a) ...............    19,800
      300       Triarc Cos., Inc. (a) ............................     6,375
      400       Trico Marine Services, Inc. (a) ..................     2,625
      700       Trimble Navigation Ltd. (a) ......................     9,012
    1,200       TriNet Corporate Realty Trust ....................    33,225
      400       Triumph Group, Inc. (a) ..........................    10,200
      400       Trust Co. of New Jersey ..........................     9,400
      882       Trustco Bank Corp. ...............................    23,704
    1,400       Tuboscope Vetco International Corp. (a) ..........    19,163
      700       Twinlab Corp. (a) ................................     6,016
      400       URS Corp. ........................................    11,725
    1,000       U.S. Bancorp, Inc. ...............................    15,750
      800       U.S. Bioscience, Inc. (a) ........................     7,800
      400       U.S. Home Corp. (a) ..............................    14,200
    2,534       U.S. Oncology, Inc. (a) ..........................    30,408
      500       U.S. Restaurants Properties, Inc. ................    10,625
    1,600       UGI Corp. ........................................    32,300
    1,200       UICI (a) .........................................    33,150
      700       Ultratech Stepper, Inc. (a) ......................    10,544
      715       UMB Financial Corp. ..............................    30,656
    1,200       UniCapital Corp. (a) .............................     7,575
      200       UniFirst Corp. ...................................     3,675
    1,000       Unisource Energy Corp. (a) .......................    11,937
    2,900       Unisource Worldwide, Inc. ........................    34,981
    1,000       United Auto Group, Inc. (a) ......................    10,250
    1,400       United Bankshares, Inc. ..........................    37,100
    3,300       United Dominion Realty Trust, Inc. ...............    38,775
      400       United Fire & Casualty Co. .......................    10,400
      400       United Illuminating Co. ..........................    16,975
    1,500       United International Holdings, Inc. -
                Class A (a) ......................................   101,438


    Shares                                                                 Value
-------------                                                        ----------------
      660       United National Bancorp ..........................   $15,675
      100       United Natural Foods, Inc. (a) ...................     2,475
      400       United Payors & United Providers,
                Inc. (a) .........................................     9,275
      977       United Rental, Inc. (a) ..........................    28,821
    1,200       United Stationers, Inc. (a) ......................    26,400
      200       United Television, Inc. ..........................    20,975
      900       United Water Resources, Inc. .....................    20,419
    1,000       Unitrode Corp. (a) ...............................    28,688
    1,000       Universal Corp. ..................................    28,437
    1,600       Universal Foods Corp. ............................    33,800
      300       Universal Forest Products, Inc. ..................     6,450
    1,100       UNOVA, Inc. (a) ..................................    17,463
      300       Urban Shopping Centers, Inc. .....................     9,450
      200       US LEC Corp. - Class A (a) .......................     4,500
      100       US Xpress Enterprises, Inc. (a) ..................     1,069
      900       USFreightways Corp. ..............................    41,681
    1,300       UST Corp. ........................................    39,325
    2,200       USWeb Corp. (a) ..................................    48,812
    1,300       Vail Resorts, Inc. (a) ...........................    22,750
    2,050       Valassis Communications, Inc. (a) ................    75,081
      900       Valhi, Inc. ......................................    10,013
      600       Valmont Industries, Inc. .........................    10,219
      500       Value City Department Stores, Inc. (a) ...........     6,125
      300       Value Line, Inc. .................................    11,700
      900       Vantive Corp. (a) ................................    10,294
      550       Varlen Corp. .....................................    22,275
      400       Veeco Instruments, Inc. (a) ......................    13,600
    1,800       Vencor, Inc. (a) .................................       270
      700       Ventana Medical Systems, Inc. (a) ................    13,388
    1,700       Ventas, Inc. (a) .................................     9,137
      200       Verio Inc. (a) ...................................    13,900
      200       VeriSign, Inc. (a) ...............................    17,250
      900       Veritas DGC, Inc. (a) ............................    16,481
      800       Vertex Pharmaceuticals, Inc. (a) .................    19,300
      400       Vesta Insurance Group, Inc. ......................     1,850
      700       Veterinary Centers of America, Inc. (a) ..........     9,494
      500       VIASOFT, Inc. (a) ................................     1,750
      500       Vical, Inc. (a) ..................................     6,062
      600       Vicor Corp. ......................................    12,713
    1,200       Vintage Petroleum, Inc. ..........................    12,900
      440       Virco Manufacturing Corp. ........................     7,095
    2,625       Vishay International, Inc. (a) ...................    55,125
      800       Visio Corp. (a) ..................................    30,450
      200       Vistana, Inc. (a) ................................     3,150
      800       Visual Networks, Inc. (a) ........................    25,600
    2,000       VISX, Inc. (a) ...................................   158,375
      600       Vital Signs, Inc. ................................    11,962
    1,400       Vivus, Inc. (a) ..................................     3,675
      800       Vlasic Foods International (a) ...................     5,850
    3,500       VoiceStream Wireless Corp. (a) ...................    99,531
      600       Volt Information Sciences, Inc. (a) ..............    13,725
      500       VWR Scientific Products Corp. (a) ................    18,344
      700       Wabash National Corp. ............................    13,563
      300       Wackenhut Corp. - Class A ........................     8,925

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




    Shares                                                            Value
-------------                                                   ----------------
  300           Wackenhut Corrections Corp. (a) .............   $     5,944
  400           Walden Residential Properties, Inc. .........         8,600
1,700           Wallace Computer Services, Inc. .............        42,500
1,300           Walter Industries, Inc. (a) .................        16,819
1,500           Washington Gas Light Co. ....................        39,000
1,600           Washington Real Estate Investment Trust......        27,100
  500           Waste Industires, Inc. (a) ..................         8,937
  700           Watsco, Inc. - Class A ......................        11,463
  400           Watts Industries Inc. - Class A .............         7,675
2,180           Wausau-Mosinee Paper Co. ....................        39,240
  700           Wavo Corp. (a) ..............................         4,462
  500           WD-40 Co. ...................................        12,500
1,800           Webster Financial Corp. .....................        48,825
  600           Weeks Corp. .................................        18,300
  800           Weingarten Realty, Inc. .....................        33,400
1,000           Wellman, Inc. ...............................        15,937
1,300           Wellsford Real Properties, Inc. (a) .........        13,975
  900           Werner Enterprises, Inc. ....................        18,675
  600           WesBanco, Inc. ..............................        18,000
  400           Wesley Jessen VisionCare (a) ................        12,950
  220           West Coast Bancorp/Oregon ...................         3,850
  200           West Marine, Inc. (a) .......................         2,913
  436           West Pharmaceutical Services, Inc. ..........        17,113
1,400           West TeleServices Corp. (a) .................        13,125
1,600           Westamerica Bancorp. ........................        58,400
1,400           Westcorp, Inc. ..............................        15,750
  400           Westell Technologies (a) ....................         2,787
  700           Western Bancorp .............................        30,450
  700           Western Gas Resources, Inc. .................        11,200
  500           Western Investment Real Estate ..............         5,813
2,500           Western Wireless Corp. - Class A (a) ........        67,500
1,500           Westernbank Puerto Rico .....................        19,594
1,000           Westfield America, Inc. .....................        15,062
  500           Westinghouse Air Brake Co. ..................        12,969
  600           Westaff, Inc. ...............................         3,525
  900           Westwood One, Inc. (a) ......................        32,119
  300           Wet Seal, Inc. - Class A (a) ................         8,588
  200           White Mountain Insurance Group Inc. .........        28,200
  800           Whitney Holding Corp. .......................        31,800
1,200           Whittman-Hart, Inc. (a) .....................        38,100
1,100           WHX Corp. (a) ...............................         7,219
1,600           WICOR, Inc. .................................        44,700
  300           Wild Oats Market, Inc. (a) ..................         9,103
1,100           Wind River Systems (a) ......................        17,669
  700           Windmere-Durable Holdings, Inc. (a) .........        11,812
  400           Winnebago Industries ........................         9,000
1,600           WinStar Communications, Inc. (a) ............        78,000
2,100           Wisconsin Central Transportation
                Corp. (a) ...................................        39,638
  500           Wolverine Tube, Inc. (a) ....................        12,562


    Shares                                                            Value
-------------                                                   ----------------
1,300           Wolverine World Wide, Inc. ..................   $    18,200
  300           Woodward Governor Co. .......................         7,800
1,200           World Access, Inc. (a) ......................        16,950
1,200           World Color Press, Inc. (a) .................        33,000
  900           WPS Resources Corp. .........................        27,000
  600           Wyman-Gordon Co. (a) ........................        11,588
  700           Wynn's International, Inc. ..................        12,906
1,000           Xircom, Inc. (a) ............................        30,063
  600           Xomed Surgical Products, Inc. (a) ...........        29,212
  200           X-Rite, Inc. ................................         1,287
  400           Xtra Corp. ..................................        18,375
  500           Yankee Energy System, Inc. ..................        19,844
  700           Yellow Corp. (a) ............................        12,425
  300           Young Broadcasting Corp. - Class A (a) ......        12,769
  549           XL Capital Ltd. .............................        31,018
1,200           Zale Corp. (a) ..............................        48,000
  500           Zapata Corp. ................................         4,250
  700           Zebra Technologies Corp. - Class A (a) ......        26,906
  300           Zenith National Insurance Corp. .............         7,388
  200           Zila, Inc. (a) ..............................           606
  400           Zoltek Cos., Inc. (a) .......................         3,175
                                                                -----------
TOTAL COMMON STOCKS (Cost $29,898,882)                           31,943,782
                                                                -----------
                PREFERRED STOCKS -- 0.03%
  144           Kimco Realty Corp. ..........................         3,528
   30           Mediq, Inc. .................................           154
  300           Price Enterprises, Inc. .....................         4,481
  100           Prime Retail ................................         1,600
                                                                -----------
TOTAL PREFERRED STOCKS (Cost $10,101)                                 9,763
                                                                -----------


  Principal
   Amount
------------
               SHORT TERM INSTRUMENTS -- 4.60%
               U.S. TREASURY BILLS (C) -- 4.60%
$  44,000      4.51%, 8/12/1999 ..............      43,769
   60,000      4.48%, 8/19/1999 (b) ..........      59,634
  209,000      4.29%, 8/26/1999 ..............     207,606
   10,000      4.45%, 9/09/1999 ..............       9,911
  285,000      4.53%, 9/16/1999 ..............     282,201
  315,000      4.63%, 9/30/1999 ..............     311,296
  638,000      4.67%, 10/21/1999 .............     628,749
                                                   -------
TOTAL SHORT TERM INSTRUMENTS (Cost $1,543,207)   1,543,166
                                                 ---------


TOTAL INVESTMENTS (Cost $31,452,190)--     99.86%        33,496,711
OTHER ASSETS IN EXCESS OF LIABILITIES --    0.14%            48,346
                                          ------         ----------
NET ASSETS .............................. 100.00%       $33,545,057
                                          ======        ===========

---------------------
     (a) Non-income producing security.
     (b) Pledged as collateral for open futures contracts.
     (c) Average yield at time of purchase.
     ADR American Depositary Receipt.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




SCHEDULE OF INVESTMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

At June 30, 1999, the Fund's open futures contracts were as follows:



 NUMBER OF
 CONTRACTS      CONTRACT     EXPIRATION      OPENING        CURRENT        UNREALIZED
 PURCHASED        TYPE          DATE        POSITION     MARKET VALUE     APPRECIATION
-----------   -----------   ------------   ----------   --------------   -------------
     2        S & P 500       9/16/99      $674,137     $690,850         $16,713
                                           ========     ========         =======

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
  Investments at value (cost $31,452,190)....................................    $ 33,496,711
  Cash ......................................................................          21,125
  Receivable for investment securities sold .................................           1,116
  Interest and dividends receivable .........................................          31,195
  Due from investment Advisor ...............................................          11,542
  Variation margin for futures contracts ....................................          12,500
  Deferred organizational costs and other assets ............................          13,529
                                                                                 ------------
   Total Assets .............................................................      33,587,718
                                                                                 ------------
LIABILITIES:
  Administration fee payable ................................................           3,876
  Trustees'/Directors fee payable ...........................................           2,569
  Custody fee payable .......................................................           2,140
  Other accrued expenses ....................................................          34,076
                                                                                 ------------
   Total Liabilities ........................................................          42,661
                                                                                 ------------
NET ASSETS ..................................................................    $ 33,545,057
                                                                                 ============
COMPOSITION OF NET ASSETS:
  Paid-in-capital (3,091,212 outstanding shares of beneficial interest) .....    $ 32,237,942
  Undistributed net investment income .......................................         340,177
  Accumulated net realized loss on investments and futures contracts ........      (1,094,596)
  Net unrealized appreciation of investments and futures contracts ..........       2,061,534
                                                                                 ------------
TOTAL NET ASSETS ............................................................    $ 33,545,057
                                                                                 ============
NET ASSET VALUE .............................................................    $      10.85
                                                                                 ============


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


 INVESTMENT INCOME:
  Interest .................................................................    $     40,966
  Dividends ................................................................         230,470
                                                                                ------------
   Total Investment Income .................................................         271,436
                                                                                ------------
 EXPENSES:
  Advisory fees ............................................................          59,748
  Administration fees ......................................................          38,373
  Custodian fees ...........................................................          29,267
  Fund accounting fees .....................................................          18,213
  Professional fees ........................................................          14,026
  Printing fees ............................................................          13,060
  Trustees fees ............................................................           8,200
  Transfer agent fees ......................................................           3,619
  Registation and filing fees ..............................................           3,214
  Amortization of organizational costs .....................................           2,067
  Other ....................................................................           1,564
                                                                                ------------
   Total expenses before waiver/reimbursement ..............................         191,351
   Less waiver/reimbursement by Advisor ....................................        (100,828)
   Less waiver by Administrator ............................................         (15,000)
                                                                                ------------
   Total expenses net of waiver/reimbursement ..............................          75,523
                                                                                ------------
 NET INVESTMENT INCOME .....................................................         195,913
                                                                                ------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments .........................................      (1,389,624)
  Net realized gain on futures contracts ...................................          70,451
  Net change in unrealized appreciation (depreciation) on investments ......       2,966,487
  Net change in unrealized appreciation (depreciation) on futures contracts           10,100
                                                                                ------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...........................       1,657,414
                                                                                ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................    $  1,853,327
                                                                                ============


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              SIX MONTHS ENDED
                                                                               JUNE 30, 1999         YEAR ENDED
                                                                                (UNAUDITED)       DECEMBER 31, 1998
                                                                             -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
 Net investment income ...................................................     $     195,913        $    271,303
 Net realized gain (loss) on investments and futures contracts ...........        (1,319,173)            670,599
 Net change in unrealized appreciation (depreciation) of investments
   and futures contracts .................................................         2,976,587          (1,298,958)
                                                                               -------------        ------------
 Net increase (decrease) in net assets resulting from operations .........         1,853,327            (357,056)
                                                                               -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................................                --            (167,192)
 Net realized gain on investments ........................................                --            (535,016)
                                                                               -------------        ------------
 Total distributions .....................................................                --            (702,208)
                                                                               -------------        ------------
SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................         7,885,611          27,649,770
 Issued to shareholders in reinvestment of distributions .................                --             702,208
 Costs of shares repurchased .............................................       (12,937,640)         (3,165,975)
                                                                               -------------        ------------
   Net increase (decrease) in net assets from share transactions .........        (5,052,029)         25,186,003
                                                                               -------------        ------------
   Net increase (decrease) in net assets .................................        (3,198,702)         24,126,739
                                                                               -------------        ------------
NET ASSETS:
 Beginning of period .....................................................        36,743,759          12,617,020
                                                                               -------------        ------------
 End of period ...........................................................     $  33,545,057        $ 36,743,759
                                                                               =============        ============
 Undistributed net investment income .....................................     $     340,177        $    144,264
                                                                               =============        ============


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period


                                                                          FOR THE                            FOR THE PERIOD
                                                                         PERIOD ENDED                       AUGUST 25, 1997(1)
                                                                        JUNE 30, 1999       YEAR ENDED           THROUGH
                                                                         (UNAUDITED)    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                       --------------- ------------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD .................................     $ 10.06           $ 10.51           $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...............................................       0.07               0.06             0.03(2)
 Net realized and unrealized gain (loss) on investments
   and futures contracts .............................................       0.72              (0.30)            0.48
                                                                           -------           -------           -------
 Net increase (decrease) in net asset value from operations ..........       0.79              (0.24)            0.51
                                                                           -------           -------           -------
LESS DISTRIBUTIONS:
 Distributions from net investment income ............................          --             (0.05)                --
 Distributions from net realized gain on investments .................          --             (0.16)                --
                                                                           -------           -------           --------
   Total distributions ...............................................          --             (0.21)                --
                                                                           -------           -------           --------
NET ASSET VALUE, END OF PERIOD .......................................     $ 10.85           $ 10.06           $ 10.51
                                                                           =======           =======           ========
TOTAL RETURN(4).......................................................       7.85  %           (2.18)%           5.10   %
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ..................................    $ 33,545           $36,744          $  12,617
Ratios to average net assets:
 Net investment income including reimbursement/waiver ................        1.17%(3)          1.18%              1.08%(3)
 Net investment income (loss) excluding reimbursement/waiver .........        0.48%(3)          0.05%             (1.74%)(3)
 Operating expenses including reimbursement/waiver ...................        0.45%(3)          0.45%              0.45%(3)
 Operating expenses excluding reimbursement/waiver ...................        1.14%(3)          1.58%              3.27%(3)
Portfolio turnover rate ..............................................          18%               30%                 8%

----------
1 Commencement of operations.
2 Based on average shares method.
3 Annualized
4 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund. The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.


The accompanying financial statements and financial highlights are those of the Small Cap Index Fund (the "Fund") which commenced operations on August 25, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

F. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of its Series. Expenses directly attributable to a Series are charged to that Series, while the expenses which are attributable to more than one Series of the Trust are allocated based upon the relative net assets of each Series.


G. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on August 25, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


H. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


I. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:



                               SIX MONTHS ENDED        YEAR ENDED
                                 JUNE 30, 1999      DECEMBER 31, 1998
                              ------------------   ------------------
                                    SHARES               SHARES
                              ------------------   ------------------
Shares sold                      774,231            2,705,632
Reinvestment of dividends              0               73,376
Shares redeemed               (1,336,392)            (325,834)
                              ----------            ---------
Net increase (decrease)         (562,161)           2,453,174
                              ==========            =========

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.45% of average daily net assets. For the six months ended June 30, 1999, the gross Advisory fee, waiver and reimbursed expenses were as follows:



 GROSS ADVISORY    ADVISORY FEES      EXPENSES
      FEES             WAIVED        REIMBURSED
---------------   ---------------   -----------
  $    59,748         $59,748       $41,080

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

First Data Investor Services Group, Inc. ("Investor Services Group") serves as Administrator and Transfer Agent of the Trust. For services rendered as the Trust's Administrator, Investor Services Group receives the following fees, accrued daily, and paid monthly.



                     ADMINISTRATION FEES
-------------------------------------------------------------
 FEE % OF THE TRUST'S
   DAILY NET ASSETS            AVERAGE DAILY NET ASSETS
---------------------   -------------------------------------
            0.02  %               up to $2 billion
            0.01  %     over $2 billion and up to $5 billion
           0.0075%                 over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Series of the Trust, paid monthly.


Investor Services Group waived $15,000 of its fees for the six months ended June 30, 1999.


The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the six months ended June 30, 1999, were $6,122,705 and $11,570,145, respectively.


The aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis, at June 30, 1999 is as follows:



 APPRECIATION      DEPRECIATION          NET             COST
--------------   ----------------   -------------   --------------
$5,557,559       $(3,513,038)       $2,044,521      $31,452,190

NOTE 4 -- OTHER INFORMATION
On November 30, 1998, BT Corporation, Deutsche Bank, A.G. ("Deutsche Bank") and Circle Acquisition Corporation entered into an Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to the terms of the Merger Agreement, Circle Acquisition Corporation, a wholly-owned New York subsidiary of Deutsche Bank, merged with and into BT Corporation on June 4, 1999, with BT Corporation continuing as the surviving entity (the "Merger"). Under the terms of the Merger, each outstanding share of BT Corporation common stock was converted into the right to receive $93 in cash, without interest. Since the Merger, BT Corporation, along with its affiliates, has continued to offer the range of financial products and services, including investment advisory services, that it offered prior to the Merger.


As a result of the Merger, BT Corporation became a wholly-owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, funds management companies, mortgage banks and a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies. At March 31, 1999, the Deutsche Bank Group had total assets of US $727 billion. The Deutsche Bank Group's capital and reserves at March 31, 1999 were US $19.6 billion.

BT INSURANCE FUNDS TRUST

SMALL CAP INDEX FUND




INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

ADMINISTRATOR AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103

COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------
                                           Small Cap Index Fund Cusip #05576E409
                                                              INSSMCAP200 (6/99)